UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09819

Securities Act of 1933 file number: 333-30810

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

P.O. Box 5049

Boston, Massachusetts 02206

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Ryan M. Louvar, Vice President and Senior Managing Counsel State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, Massachusetts 02116	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600

Registrant’s telephone number, including area code: (617) 662-3909

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Item 1: Shareholder Report

STATE STREET INSTITUTIONAL INVESTMENT TRUST

SEMI-ANNUAL REPORT

June 30, 2012

(Unaudited)

State Street Institutional Liquid Reserves Fund

State Street Institutional Tax Free Money Market Fund

State Street Institutional U.S. Government Money Market Fund

State Street Institutional Treasury Money Market Fund

State Street Institutional Treasury Plus Money Market Fund

State Street Institutional Investment Trust (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the below listed funds (the “Funds”), you incur ongoing costs, which include costs for administrative services and to the extent applicable, distribution (12b-1) fees, among others, in addition to the Fund’s proportionate share of expenses of each series of the State Street Master Funds, in which each respective Fund invests substantially all of its assets (their respective “Portfolio”). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2012 to June 30, 2012.

The table below illustrates your Fund’s costs in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2012

Institutional Class Shares	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period *

Based on Actual Fund Return

State Street Institutional Liquid Reserves Fund	$1,000.00	$1,001.00	$0.60

State Street Institutional Tax Free Money Market Fund	$1,000.00	$1,000.00	$0.55

State Street Institutional U.S. Government Money Market Fund	$1,000.00	$1,000.10	$0.55

State Street Institutional Treasury Money Market Fund	$1,000.00	$1,000.00	$0.30

State Street Institutional Treasury Plus Money Market Fund	$1,000.00	$1,000.00	$0.50

State Street Institutional Investment Trust (Unaudited)

EXPENSE EXAMPLE — (continued)

Institutional Class Shares	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period *

Based on Hypothetical (5% return before expenses)

State Street Institutional Liquid Reserves Fund	$1,000.00	$1,024.27	$0.60

State Street Institutional Tax Free Money Market Fund	$1,000.00	$1,024.32	$0.55

State Street Institutional U.S. Government Money Market Fund	$1,000.00	$1,024.32	$0.55

State Street Institutional Treasury Money Market Fund	$1,000.00	$1,024.57	$0.30

State Street Institutional Treasury Plus Money Market Fund	$1,000.00	$1,024.37	$0.50

*	The calculations are based on expenses incurred in the most recent six month period of each Fund. Each Fund’s Institutional Class Shares’ annualized average weighted expense ratio as of June 30, 2012, which includes each Fund’s proportionate share of the expenses of its respective Portfolio, was as follows:

State Street Institutional Liquid Reserves Fund	0.12%
State Street Institutional Tax Free Money Market Fund	0.11%
State Street Institutional U.S. Government Money Market Fund	0.11%
State Street Institutional Treasury Money Market Fund	0.06%
State Street Institutional Treasury Plus Money Market Fund	0.10%

The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 182/366 (the most recent six month period).

Six Months Ended June 30, 2012

Investment Class Shares	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period *

Based on Actual Fund Return

State Street Institutional Liquid Reserves Fund	$1,000.00	$1,000.00	$1.64

State Street Institutional Tax Free Money Market Fund	$1,000.00	$1,000.00	$0.60

State Street Institutional U.S. Government Money Market Fund	$1,000.00	$1,000.00	$0.60

State Street Institutional Treasury Money Market Fund	$1,000.00	$1,000.00	$0.30

State Street Institutional Treasury Plus Money Market Fund	$1,000.00	$1,000.00	$0.55

State Street Institutional Investment Trust (Unaudited)

EXPENSE EXAMPLE — (continued)

Investment Class Shares	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period *

Based on Hypothetical (5% return before expenses)

State Street Institutional Liquid Reserves Fund	$1,000.00	$1,023.22	$1.66

State Street Institutional Tax Free Money Market Fund	$1,000.00	$1,024.27	$0.60

State Street Institutional U.S. Government Money Market Fund	$1,000.00	$1,024.27	$0.60

State Street Institutional Treasury Money Market Fund	$1,000.00	$1,024.57	$0.30

State Street Institutional Treasury Plus Money Market Fund	$1,000.00	$1,024.32	$0.55

*	The calculations are based on expenses incurred in the most recent six month period of each Fund. Each Fund’s Investment Class Shares’ annualized average weighted expense ratio as of June 30, 2012, which includes each Fund’s proportionate share of the expenses of its respective Portfolio, was as follows:

State Street Institutional Liquid Reserves Fund	0.33%
State Street Institutional Tax Free Money Market Fund	0.12%
State Street Institutional U.S. Government Money Market Fund	0.12%
State Street Institutional Treasury Money Market Fund	0.06%
State Street Institutional Treasury Plus Money Market Fund	0.11%

The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 182/366 (the most recent six month period).

Six Months Ended June 30, 2012

State Street Institutional Liquid Reserves Fund Class M Shares	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period *

Based on Actual Fund Return	$1,000.00	$1,001.10	$0.50

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.37	$0.50

*	The calculation is based on expenses incurred in the most recent six month period of the Fund. The annualized average weighted expense ratio as of June 30, 2012 was 0.10%. The dollar amount shown as “Expenses Paid” is equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 182/366 (the most recent six month period).

State Street Institutional Investment Trust

Statements of Assets and Liabilities

June 30, 2012 (Unaudited)

	Liquid Reserves Fund	Tax Free Money Market Fund	U.S. Government Money Market Fund	Treasury Money Market Fund	Treasury Plus Money Market Fund
Assets
Investments in corresponding Portfolio, at market value and cost (Note 1)	$25,101,596,954	$351,853,898	$6,211,175,745	$10,092,711,907	$1,509,489,680
Receivable from Adviser and Distributor (Note 3)	94,196	91,601	140,269	604,703	54,450
Prepaid expenses	74,920	–	9,720	9,995	–

Total assets	25,101,766,070	351,945,499	6,211,325,734	10,093,326,605	1,509,544,130

Liabilities
Administration and custody fees (Note 3)	1,090,875	15,220	231,737	415,854	72,273
Shareholder servicing fee (Note 3)	160,367	51,302	102,822	261,007	23,256
Distribution fees (Note 3)	64,145	20,521	41,129	104,403	9,510
Dividends payable	509,199	–	17,349	–	–
Registration and filing fees	434,594	5,899	7,137	256,069	41,174
Professional fees	13,200	11,198	11,199	11,198	11,198
Transfer agent fees	3,857	1,752	2,347	1,450	1,989
Accrued expenses and other liabilities	20,776	11,613	7,024	8,856	16,447

Total liabilities	2,297,013	117,505	420,744	1,058,837	175,847

Net Assets	$25,099,469,057	$351,827,994	$6,210,904,990	$10,092,267,768	$1,509,368,283

Net Assets Consist of:
Paid-in capital	$25,099,368,929	$351,827,994	$6,211,073,958	$10,092,271,155	$1,509,367,870
Undistributed (overdistributed) net investment income	4,259	–	–	–	(3)
Accumulated net realized gain (loss)	95,869	–	(168,968)	(3,387)	416

Net Assets	$25,099,469,057	$351,827,994	$6,210,904,990	$10,092,267,768	$1,509,368,283

Total Net Assets
Institutional Class	$21,513,797,088	$103,784,438	$5,670,075,410	$8,811,670,246	$1,399,123,741

Investment Class	$736,734,796	$248,043,556	$540,829,580	$1,280,597,522	$110,244,542

Class M Shares	$2,848,937,173	$–	$–	$–	$–

Shares of Beneficial Interest Outstanding
Institutional Class	21,513,718,252	103,778,597	5,670,443,158	8,811,778,247	1,399,247,355

Investment Class	736,716,666	248,053,690	540,901,034	1,280,593,671	110,268,663

Class M Shares	2,848,931,630	–	–	–	–

Offering, Net Asset Value and Redemption Price Per Share
Institutional Class	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Class	$1.00	$1.00	$1.00	$1.00	$1.00

Class M Shares	$1.00	$–	$–	$–	$–

See Notes to Financial Statements and Financial Statements of the Master Funds.

State Street Institutional Investment Trust

Statements of Operations

Six Months Ended June 30, 2012 (Unaudited)

	Liquid Reserves Fund	Tax Free Money Market Fund	U.S. Government Money Market Fund	Treasury Money Market Fund	Treasury Plus Money Market Fund
Income and Expenses Allocated from Portfolio
Interest income allocated from Portfolio (Note 2)	$43,701,228	$211,960	$3,293,002	$2,989,252	$902,897
Expenses allocated from Portfolio (Note2)	(8,716,465)	(195,998)	(1,871,043)	(3,291,818)	(603,522)

	34,984,763	15,962	1,421,959	(302,566)	299,375

Expenses
Administration and custody fees (Note 3)	6,456,642	97,955	1,396,426	2,511,457	406,097
Shareholder servicing fee – Investment Class (Note 3)	1,082,617	329,614	636,373	1,626,873	152,377
Distribution fees – Investment Class (Note 3)	433,047	131,846	254,549	650,749	60,951
Registration and filing fees	86,807	16,450	33,305	18,004	25,065
Professional fees	15,622	16,120	16,120	16,120	16,121
Transfer agent fees ( Note 3)	26,836	10,446	17,350	11,961	10,141
Printing fees	20,181	9,550	14,725	9,921	18,456
Other expenses	112,861	14,698	31,214	26,973	18,035

Total expenses	8,234,613	626,679	2,400,062	4,872,058	707,243
Less: Expenses reimbursed by the Adviser (Note 3)	(135,547)	(180,017)	(542,970)	(3,099,930)	(300,089)
Shareholder servicing fees waived – Investment Class (Note 3)	(54,019)	(298,885)	(446,066)	(1,423,945)	(128,117)
Distribution fees waived – Investment Class (Note 3)	(423,016)	(131,846)	(254,549)	(650,749)	(60,951)

Net expenses	7,622,031	15,931	1,156,477	(302,566)	218,086

Net Investment Income	$27,362,732	$31	$265,482	$–	$81,289

Net realized gain (loss) allocated from Portfolio on investments	$60,850	$–	$–	$(11,560)	$187

Net Increase (Decrease) in Net Assets Resulting from Operations	$27,423,582	$31	$265,482	$(11,560)	$81,476

See Notes to Financial Statements and Financial Statements of the Master Funds.

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	Liquid Reserves Fund		Tax Free Money Market Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$27,362,732	$40,138,956	$31	$22,963
Net realized gain on investments	60,850	35,019	–	–

Net increase in net assets from operations	27,423,582	40,173,975	31	22,963

Distributions to Shareholders from:
Net investment income
Institutional Class	(24,606,578)	(39,970,924)	(31)	(23,061)
Class M Shares	(2,756,153)	(168,032)	–	–

Total distributions	(27,362,731)	(40,138,956)	(31)	(23,061)

Net Increase (Decrease) from Capital Share Transactions:
Institutional Class
Shares sold	105,950,950,567	127,007,180,146	534,590,835	643,726,624
Reinvestment of distributions	19,987,491	34,414,829	28	20,584
Shares redeemed	(104,054,458,076)	(132,655,852,703)	(517,941,879)	(671,016,034)

Net increase (decrease) from capital share transactions	1,916,479,982	(5,614,257,728)	16,648,984	(27,268,826)

Investment Class
Shares sold	1,859,081,890	4,518,294,047	244,263,439	448,349,408
Shares redeemed	(2,115,085,215)	(4,431,163,829)	(240,306,841)	(495,135,912)

Net increase (decrease) from capital share transactions	(256,003,325)	87,130,218	3,956,598	(46,786,504)

Class M Shares
Shares sold	5,432,632,216	2,582,337,135	–	–
Reinvestment of distributions	2,756,141	168,031	–	–
Shares redeemed	(4,598,573,573)	(570,388,320)	–	–

Net increase from capital share transactions	836,814,784	2,012,116,846	–	–

Net Increase (Decrease) in Net Assets	2,497,352,292	(3,514,975,645)	20,605,582	(74,055,428)
Net Assets
Beginning of year	22,602,116,765	26,117,092,410	331,222,412	405,277,840

End of year	$25,099,469,057	$22,602,116,765	$351,827,994	$331,222,412

Undistributed net investment income	$4,259	$4,258	$–	$–

Changes in Shares:
Institutional Class
Shares sold	105,950,950,567	127,007,180,146	534,590,835	643,726,624
Reinvestment of distributions	19,987,491	34,414,829	28	20,585
Shares redeemed	(104,054,458,076)	(132,655,852,703)	(517,941,879)	(671,016,034)

Net increase (decrease) in shares	1,916,479,982	(5,614,257,728)	16,648,984	(27,268,825)

Investment Class
Shares sold	1,859,081,890	4,518,294,047	244,263,439	448,349,408
Shares redeemed	(2,115,085,215)	(4,431,163,829)	(240,306,841)	(495,135,913)

Net increase (decrease) in shares	(256,003,325)	87,130,218	3,956,598	(46,786,505)

Class M Shares
Shares sold	5,432,632,216	2,582,337,135	–	–
Reinvestment of distributions	2,756,141	168,031	–	–
Shares redeemed	(4,598,573,573)	(570,388,320)	–	–

Net increase in shares	836,814,784	2,012,116,846	–	–

See Notes to Financial Statements and Financial Statements of the Master Funds.

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	U.S. Government Money Market Fund		Treasury Money Market Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$265,482	$790,495	$–	$181,716
Net realized gain (loss) on investments	–	1,674	(11,560)	39,770

Net increase (decrease) in net assets from operations	265,482	792,169	(11,560)	221,486

Distributions to Shareholders from:
Net investment income
Institutional Class	(265,482)	(790,495)	–	(181,716)

Net realized gain on investments
Institutional Class	–	–	–	(59,126)
Investment Class	–	–	–	(8,448)

Total distributions	(265,482)	(790,495)	–	(249,290)

Net Increase (Decrease) from Capital Share Transactions:
Institutional Class
Shares sold	8,941,890,658	20,658,607,993	11,956,881,571	19,808,023,578
Reinvestment of distributions	229,836	716,558	–	234,415
Shares redeemed	(8,411,839,668)	(19,949,858,946)	(12,571,535,295)	(13,172,161,730)

Net increase (decrease) from capital share transactions	530,280,826	709,465,605	(614,653,724)	6,636,096,263

Investment Class
Shares sold	1,017,852,171	2,840,829,761	1,321,701,460	3,710,798,020
Shares redeemed	(1,115,123,465)	(2,681,862,333)	(1,422,406,959)	(3,195,835,896)

Net increase (decrease) from capital share transactions	(97,271,294)	158,967,428	(100,705,499)	514,962,124

Net Increase (Decrease) in Net Assets	433,009,532	868,434,707	(715,370,783)	7,151,030,583
Net Assets
Beginning of year	5,777,895,458	4,909,460,751	10,807,638,551	3,656,607,968

End of year	$6,210,904,990	$5,777,895,458	$10,092,267,768	$10,807,638,551

Undistributed net investment income	$–	$–	$–	$–

Changes in Shares:
Institutional Class
Shares sold	8,941,890,658	20,658,607,993	11,956,881,571	19,808,023,578
Reinvestment of distributions	229,836	716,558	–	234,415
Shares redeemed	(8,411,839,668)	(19,949,858,946)	(12,571,535,295)	(13,172,161,730)

Net increase (decrease) in shares	530,280,826	709,465,605	(614,653,724)	6,636,096,263

Investment Class
Shares sold	1,017,852,171	2,840,829,761	1,321,701,460	3,710,798,020
Shares redeemed	(1,115,123,465)	(2,681,862,333)	(1,422,406,959)	(3,195,835,896)

Net increase (decrease) in shares	(97,271,294)	158,967,428	(100,705,499)	514,962,124

See Notes to Financial Statements and Financial Statements of the Master Funds.

State Street Institutional Investment Trust

Statements of Changes in Net Assets

	Treasury Plus Money Market Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$81,289	$87,685
Net realized gain on investments	187	319

Net increase in net assets from operations	81,476	88,004

Distributions to Shareholders from:
Net investment income
Institutional Class	(81,292)	(87,685)

Total distributions	(81,292)	(87,685)

Net Increase (Decrease) from Capital Share Transactions:
Institutional Class
Shares sold	3,330,229,340	7,316,613,311
Reinvestment of distributions	79,656	85,237
Shares redeemed	(3,151,344,336)	(6,907,683,748)

Net increase from capital share transactions	178,964,660	409,014,800

Investment Class
Shares sold	231,370,321	582,870,785
Shares redeemed	(262,148,858)	(564,425,244)

Net increase (decrease) from capital share transactions	(30,778,537)	18,445,541

Net Increase in Net Assets	148,186,307	427,460,660
Net Assets
Beginning of year	1,361,181,976	933,721,316

End of year	$1,509,368,283	$1,361,181,976

Overdistributed net investment income	$(3)	$–

Changes in Shares:
Institutional Class
Shares sold	3,330,229,340	7,316,613,311
Reinvestment of distributions	79,656	85,237
Shares redeemed	(3,151,344,336)	(6,907,683,748)

Net increase in shares	178,964,660	409,014,800

Investment Class
Shares sold	231,370,321	582,870,785
Shares redeemed	(262,148,858)	(564,425,244)

Net increase (decrease) in shares	(30,778,537)	18,445,541

See Notes to Financial Statements and Financial Statements of the Master Funds.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below(a):

Period Ended December 31,	Net Asset Value Beginning of Period	Net Investment Income/(Loss)		Gain (Loss) on Investments		Total from Investment Operations		Distributions from Net Investment Income		Distributions from Capital Gains	Total Distributions
Liquid Reserves Fund
Institutional Class
2012*	$1.0000	$0.0010		$0.0000	(d)	$0.0010		$(0.0010)		$–	$(0.0010)
2011	$1.0000	$0.0015		$0.0000	(d)	$0.0015		$(0.0015)		$–	$(0.0015)
2010	$1.0000	$0.0019		$0.0000	(d)	$0.0019		$(0.0019)		$–	$(0.0019)
2009	$1.0000	$0.0049		$0.0000	(d)	$0.0049		$(0.0049)		$–	$(0.0049)
2008	$1.0000	$0.0278		$0.0000	(d)	$0.0278		$(0.0278)		$–	$(0.0278)
2007	$1.0000	$0.0516		$0.0000	(d)	$0.0516		$(0.0516)		$–	$(0.0516)
Investment Class
2012*	$1.0000	$(0.0000	)(d)	$0.0000	(d)	$0.0000	(d)	$–		$–	$–
2011	$1.0000	$(0.0000	)(d)	$0.0000	(d)	$0.0000	(d)	$–		$–	$–
2010	$1.0000	$(0.0000	)(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$–	$(0.0000)
2009	$1.0000	$0.0019		$0.0000	(d)	$0.0019		$(0.0019)		$–	$(0.0019)
2008	$1.0000	$0.0243		$0.0000	(d)	$0.0243		$(0.0243)		$–	$(0.0243)
2007(f)	$1.0000	$0.0097		$–		$0.0097		$(0.0097)		$–	$(0.0097)
Class M Shares
2012*	$1.0000	$0.0011		$0.0000	(d)	$0.0011		$(0.0011)		$–	$(0.0011)
2011(g)	$1.0000	$0.0001		$0.0000	(d)	$0.0001		$(0.0001)		$–	$(0.0001)
Tax Free Money Market Fund
Institutional Class
2012*	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$(0.0000	)(d)	$–	$(0.0000)
2011	$1.0000	$0.0002		$(0.0000	)(d)	$0.0002		$(0.0002)		$–	$(0.0002)
2010	$1.0000	$0.0007		$0.0003		$0.0010		$(0.0008)		$(0.0002)	$(0.0010)
2009	$1.0000	$0.0043		$0.0000	(d)	$0.0043		$(0.0043)		$–	$(0.0043)
2008	$1.0000	$0.0229		$0.0000	(d)	$0.0229		$(0.0229)		$–	$(0.0229)
2007(h)	$1.0000	$0.0309		$0.0000	(d)	$0.0309		$(0.0309)		$–	$(0.0309)
Investment Class
2012*	$1.0000	$0.0000	(d)	$–		$0.0000	(d)	$–		$–	$–
2011	$1.0000	$(0.0000	)(d)	$0.0000	(d)	$0.0000	(d)	$–		$–	$–
2010	$1.0000	$0.0001		$0.0002		$0.0003		$(0.0001)		$(0.0002)	$(0.0003)
2009	$1.0000	$0.0022		$0.0000	(d)	$0.0022		$(0.0022)		$–	$(0.0022)
2008	$1.0000	$0.0194		$0.0000	(d)	$0.0194		$(0.0194)		$–	$(0.0194)
2007(i)	$1.0000	$0.0065		$0.0000	(d)	$0.0065		$(0.0065)		$–	$(0.0065)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their corresponding Portfolio.

(b)

Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	This expense waiver is reflected in both the net expense and the net income ratios shown above. Without these waivers, net investment income would have been lower.

(d)	Amount is less than $0.00005 per share.

(e)	Amount is less than 0.005%.

(f)	The Fund’s Investment Class commenced operations on October 15, 2007.

(g)	The Fund’s Class M Shares commenced operations on December 15, 2011.

(h)	The Fund’s Institutional Class commenced operations on February 7, 2007.

(i)	The Fund’s Investment Class commenced operations on October 12, 2007.

(j)	The Fund’s Institutional Class commenced operations on October 25, 2007.

(k)	The Fund’s Investment Class commenced operations on October 17, 2007.

*	For the six months ended June 30, 2012 (Unaudited).

**	Annualized

See Notes to Financial Statements and Financial Statements of the Master Funds.

	Net Asset Value End of Period	Ratios to Average Net Assets/Supplemental Data(a)										Net Assets End of Period (000s omitted)
Period Ended December 31,		Total Return(b)		Gross Expenses		Net Expenses		Net Investment Income		Expense Waiver(c)
Liquid Reserves Fund
Institutional Class
2012*	$1.0000	0.10%		0.12	% **	0.12	% **	0.21	% **	–		$21,513,797
2011	$1.0000	0.15%		0.12%		0.12%		0.15%		–		$19,597,264
2010	$1.0000	0.19%		0.12%		0.12%		0.20%		0.00	%(e)	$25,211,488
2009	$1.0000	0.49%		0.14%		0.14%		0.43%		0.00	%(e)	$14,508,409
2008	$1.0000	2.82%		0.11%		0.11%		2.78%		–		$7,774,494
2007	$1.0000	5.28%		0.13%		0.11%		5.14%		0.02%		$6,203,162
Investment Class
2012*	$1.0000	0.00	%(e)	0.47	% **	0.33	% **	(0.00	)%(e)**	0.14	% **	$736,735
2011	$1.0000	0.00	%(e)	0.46%		0.27%		(0.00	)%(e)	0.19%		$992,736
2010	$1.0000	0.00	%(e)	0.47%		0.31%		0.00	%(e)	0.16%		$905,604
2009	$1.0000	0.19%		0.49%		0.44%		0.16%		0.05%		$886,988
2008	$1.0000	2.46%		0.46%		0.46%		2.41%		–		$769,284
2007(f)	$1.0000	0.97%		0.45	% **	0.45	% **	4.52	% **	–		$658,816
Class M Shares
2012*	$1.0000	0.11%		0.10	% **	0.10	% **	0.23	% **	–		$2,848,937
2011(g)	$1.0000	0.01%		0.10	% **	0.10	% **	0.17	% **	–		$2,012,117
Tax Free Money Market Fund
Institutional Class
2012*	$1.0000	0.00	%(e)	0.19	% **	0.11	% **	0.00	%(e)**	0.08	% **	$103,784
2011	$1.0000	0.02%		0.19%		0.12%		0.02%		0.07%		$87,135
2010	$1.0000	0.10%		0.17%		0.17%		0.07%		0.00	%(e)	$114,404
2009	$1.0000	0.43%		0.19%		0.19%		0.33%		–		$99,976
2008	$1.0000	2.31%		0.14%		0.14%		2.29%		–		$65,171
2007(h)	$1.0000	3.14%		0.25	% **	0.16	% **	3.39	% **	0.03%		$146,569
Investment Class
2012*	$1.0000	0.00	%(e)	0.55	% **	0.12	% **	0.00	%(e)**	0.43	% **	$248,044
2011	$1.0000	0.00	%(e)	0.54%		0.15%		(0.00	)%(e)	0.39%		$244,087
2010	$1.0000	0.02%		0.52%		0.24%		0.00	%(e)	0.28%		$290,874
2009	$1.0000	0.22%		0.54%		0.41%		0.23%		0.13%		$276,146
2008	$1.0000	1.96%		0.49%		0.49%		1.91%		–		$322,981
2007(i)	$1.0000	0.65%		0.49	% **	0.49	% **	2.90	% **	–		$300,210

See Notes to Financial Statements and Financial Statements of the Master Funds.

State Street Institutional Investment Trust

Financial Highlights — (continued)

Period Ended December 31,	Net Asset Value Beginning of Period	Net Investment Income/(Loss)		Gain (Loss) on Investments		Total from Investment Operations		Distributions from Net Investment Income		Distributions from Capital Gains	Total Distributions
U.S. Government Money Market Fund
Institutional Class
2012*	$1.0000	$0.0001		$0.0000		$0.0001		$(0.0001)		$–	$(0.0001)
2011	$1.0000	$0.0002		$(0.0000	)(d)	$0.0002		$(0.0002)		$–	$(0.0002)
2010	$1.0000	$0.0007		$0.0000		$0.0007		$(0.0007)		$–	$(0.0007)
2009	$1.0000	$0.0025		$0.0001		$0.0026		$(0.0026)		$–	$(0.0026)
2008	$1.0000	$0.0215		$–		$0.0215		$(0.0215)		$–	$(0.0215)
2007(j)	$1.0000	$0.0081		$–		$0.0081		$(0.0081)		$–	$(0.0081)
Investment Class
2012*	$1.0000	$(0.0000	)(d)	$0.0000		$0.0000	(d)	$–		$–	$–
2011	$1.0000	$(0.0001)		$0.0001		$0.0000	(d)	$–		$–	$–
2010	$1.0000	$0.0001		$(0.0001)		$0.0000	(d)	$(0.0000	)(d)	$–	$(0.0000)
2009	$1.0000	$0.0006		$(0.0001)		$0.0005		$(0.0005)		$–	$(0.0005)
2008	$1.0000	$0.0180		$–		$0.0180		$(0.0180)		$–	$(0.0180)
2007(k)	$1.0000	$0.0084		$–		$0.0084		$(0.0084)		$–	$(0.0084)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their corresponding Portfolio.

(b)

Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	This expense waiver is reflected in both the net expense and the net income ratios shown above. Without these waivers, net investment income would have been lower.

(d)	Amount is less than $0.00005 per share.

(e)	Amount is less than 0.005%.

(f)	The Fund’s Investment Class commenced operations on October 15, 2007.

(g)	The Fund’s Class M Shares commenced operations on December 15, 2011.

(h)	The Fund’s Institutional Class commenced operations on February 7, 2007.

(i)	The Fund’s Investment Class commenced operations on October 12, 2007.

(j)	The Fund’s Institutional Class commenced operations on October 25, 2007.

(k)	The Fund’s Investment Class commenced operations on October 17, 2007.

*	For the six months ended June 30, 2012 (Unaudited).

**	Annualized

See Notes to Financial Statements and Financial Statements of the Master Funds.

	Net Asset Value End of Period	Ratios to Average Net Assets/Supplemental Data(a)										Net Assets End of Period (000s omitted)
Period Ended December 31,		Total Return(b)		Gross Expenses		Net Expenses		Net Investment Income		Expense Waiver(c)
U.S. Government Money Market Fund
Institutional Class
2012*	$1.0000	0.01%		0.12	% **	0.11	% **	0.01	% **	0.01	% **	$5,670,075
2011	$1.0000	0.02%		0.12%		0.10%		0.02%		0.02%		$5,139,795
2010	$1.0000	0.07%		0.13%		0.12%		0.07%		0.01%		$4,430,327
2009	$1.0000	0.26%		0.13%		0.12%		0.21%		0.01%		$2,879,208
2008	$1.0000	2.17%		0.14%		0.14%		1.70%		–		$1,659,576
2007(j)	$1.0000	0.82%		0.18	% **	0.18	% **	4.43	% **	–		$63,190
Investment Class
2012*	$1.0000	0.00	%(e)	0.47	% **	0.12	% **	(0.00	)%(e)**	0.35	% **	$540,830
2011	$1.0000	0.00	%(e)	0.47%		0.11%		0.00	%(e)	0.36%		$638,101
2010	$1.0000	0.00	%(e)	0.48%		0.19%		0.00	%(e)	0.29%		$479,133
2009	$1.0000	0.05%		0.48%		0.37%		0.05%		0.11%		$551,857
2008	$1.0000	1.81%		0.49%		0.49%		1.75%		–		$1,298,493
2007(k)	$1.0000	0.84%		0.53	% **	0.53	% **	4.01	%**	–		$1,008,936

See Notes to Financial Statements and Financial Statements of the Master Funds.

State Street Institutional Investment Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below(a):

Period Ended December 31,	Net Asset Value Beginning of Period	Net Investment Income/(Loss)		Gain (Loss) on Investments		Total from Investment Operations		Distributions from Net Investment Income		Distributions from Capital Gains		Total Distributions
Treasury Money Market Fund
Institutional Class
2012*	$1.0000	$(0.0000	)(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2011	$1.0000	$0.0001		$0.0000	(d)	$0.0001		$(0.0001)		$–		$(0.0001)
2010	$1.0000	$0.0002		$(0.0001)		$0.0001		$(0.0001)		$–		$(0.0001)
2009	$1.0000	$0.0003		$0.0001		$0.0004		$(0.0004)		$(0.0000	)(d)	$(0.0004)
2008	$1.0000	$0.0123		$0.0000	(d)	$0.0123		$(0.0123)		$(0.0000	)(d)	$(0.0123)
2007(f)	$1.0000	$0.0058		$0.0000	(d)	$0.0058		$(0.0058)		$–		$(0.0058)
Investment Class
2012*	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2011	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000)
2010	$1.0000	$(0.0000	)(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000)
2009	$1.0000	$0.0001		$0.0000	(d)	$0.0001		$(0.0001)		$(0.0000	)(d)	$(0.0001)
2008	$1.0000	$0.0092		$0.0000	(d)	$0.0092		$(0.0092)		$(0.0000	)(d)	$(0.0092)
2007(f)	$1.0000	$0.0053		$0.0000	(d)	$0.0053		$(0.0053)		$–		$(0.0053)
Treasury Plus Money Market Fund
Institutional Class
2012*	$1.0000	$0.0000	(d)	$0.0000	(d)	$0.0000	(d)	$(0.0000	)(d)	$–		$(0.0000	)(d)
2011	$1.0000	$0.0001		$0.0000	(d)	$0.0001		$(0.0001)		$–		$(0.0001)
2010	$1.0000	$0.0004		$(0.0000	)(d)	$0.0004		$(0.0004)		$–		$(0.0004)
2009	$1.0000	$0.0004		$0.0002		$0.0006		$(0.0006)		$(0.0000	)(d)	$(0.0006)
2008	$1.0000	$0.0154		$0.0000	(d)	$0.0154		$(0.0154)		$–		$(0.0154)
2007(g)	$1.0000	$0.0074		$–		$0.0074		$(0.0074)		$–		$(0.0074)
Investment Class
2012*	$1.0000	$(0.0000	)(d)	$0.0000	(d)	$0.0000	(d)	$–		$–		$–
2011	$1.0000	$0.0000	(d)	$(0.0000	)(d)	$0.0000	(d)	$–		$–		$–
2010	$1.0000	$0.0000	(d)	$(0.0000	)(d)	$0.0000	(d)	$–		$–		$–
2009	$1.0000	$0.0001		$0.0001		$0.0002		$(0.0002)		$(0.0000	)(d)	$(0.0002)
2008	$1.0000	$0.0126		$0.0000	(d)	$0.0126		$(0.0126)		$–		$(0.0126)
2007(g)	$1.0000	$0.0068		$–		$0.0068		$(0.0068)		$–		$(0.0068)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their corresponding Portfolio.

(b)

Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	This expense waiver is reflected in both the net expense and the net income ratios shown above. Without these waivers, net investment income would have been lower.

(d)	Amount is less than $0.00005 per share.

(e)	Amount is less than 0.005%.

(f)	The Fund commenced operations on October 25, 2007.

(g)	The Fund commenced operations on October 24, 2007.

*	For the six months ended June 30, 2012 (Unaudited).

**	Annualized.

.

See Notes to Financial Statements and Financial Statements of the Master Funds.

	Net Asset Value End of Period	Ratios to Average Net Assets/Supplemental Data(a)										Net Assets End of Period (000s omitted)
Period Ended December 31,		Total Return(b)		Gross Expenses		Net Expenses		Net Investment Income		Expense Waiver(c)
Treasury Money Market Fund
Institutional Class
2012*	$1.0000	0.00	%(e)	0.12	% **	0.06	% **	(0.00	)%(e)**	0.06	% **	$8,811,670
2011	$1.0000	0.01%		0.13%		0.03%		0.00	%(e)	0.10%		$9,426,334
2010	$1.0000	0.01%		0.13%		0.11%		0.01%		0.02%		$2,790,267
2009	$1.0000	0.04%		0.13%		0.11%		0.03%		0.02%		$1,581,525
2008	$1.0000	1.24%		0.14%		0.13%		0.80%		0.01%		$1,036,263
2007(f)	$1.0000	0.59%		0.28	% **	0.28	% **	3.16	% **	–		$36,999
Investment Class
2012*	$1.0000	0.00	%(e)	0.47	% **	0.06	% **	0.00	%(e)**	0.41	% **	$1,280,598
2011	$1.0000	0.00	%(e)	0.48%		0.05%		0.00	%(e)	0.43%		$1,381,305
2010	$1.0000	0.00	%(e)	0.48%		0.13%		0.00	%(e)	0.35%		$866,341
2009	$1.0000	0.01%		0.48%		0.14%		0.00	%(e)	0.34%		$696,453
2008	$1.0000	0.93%		0.49%		0.42%		0.76%		0.08%		$1,084,500
2007(f)	$1.0000	0.53%		0.63	% **	0.63	% **	2.77	% **	–		$491,981
Treasury Plus Money Market Fund
Institutional Class
2012*	$1.0000	0.00	%(e)	0.14	% **	0.10	% **	0.01	% **	0.03	% **	$1,399,124
2011	$1.0000	0.01%		0.14%		0.06%		0.01%		0.08%		$1,220,159
2010	$1.0000	0.04%		0.15%		0.11%		0.04%		0.04%		$811,144
2009	$1.0000	0.06%		0.15%		0.13%		0.04%		0.02%		$654,543
2008	$1.0000	1.55%		0.16%		0.13%		0.92%		0.03%		$737,637
2007(g)	$1.0000	0.74%		0.25	% **	0.25	% **	3.87	% **	–		$207,901
Investment Class
2012*	$1.0000	0.00%		0.49	% **	0.11	% **	0.00	%(e)**	0.38	% **	$110,245
2011	$1.0000	0.00	%(e)	0.49%		0.08%		0.00	%(e)	0.41%		$141,023
2010	$1.0000	0.00	%(e)	0.50%		0.15%		0.00	%(e)	0.35%		$122,577
2009	$1.0000	0.02%		0.50%		0.17%		0.00	%(e)	0.33%		$146,099
2008	$1.0000	1.27%		0.51%		0.40%		1.06%		0.11%		$215,585
2007(g)	$1.0000	0.68%		0.60	% **	0.60	% **	3.55	% **	–		$253,745

See Notes to Financial Statements and Financial Statements of the Master Funds.

State Street Institutional Investment Trust

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

State Street Institutional Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following series: State Street Equity 500 Index Fund, State Street Equity 400 Index Fund, State Street Equity 2000 Index Fund, State Street Aggregate Bond Index Fund, State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional Limited Duration Bond Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund (the “Funds”). The Funds offer three classes of shares: Institutional Class, Investment Class and Service Class and the State Street Institutional Liquid Reserves Fund also offers Class M Shares, all of which have the same rights and privileges, including the same voting rights. The Funds are authorized to issue an unlimited number of shares, with no par value. Service Class Shares are not yet offered for sale.

The Funds’ Institutional Classes commenced operations as follows:

State Street Institutional Liquid Reserves Fund	August 12, 2004
State Street Institutional Tax Free Money Market Fund	February 7, 2007
State Street Institutional U.S. Government Money Market Fund	October 25, 2007
State Street Institutional Treasury Money Market Fund	October 25, 2007
State Street Institutional Treasury Plus Money Market Fund	October 24, 2007

The Funds’ Investment Classes commenced operations as follows:

State Street Institutional Liquid Reserves Fund	October 15, 2007
State Street Institutional Tax Free Money Market Fund	October 12, 2007
State Street Institutional U.S. Government Money Market Fund	October 17, 2007
State Street Institutional Treasury Money Market Fund	October 25, 2007
State Street Institutional Treasury Plus Money Market Fund	October 24, 2007

The Fund’s Class M Shares commenced operations as follows:

State Street Institutional Liquid Reserves Fund	December 15, 2011

As of June 30, 2012, the following series of the Trust were operational: State Street Equity 500 Index Fund, State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2012 (Unaudited)

Each Fund invests all of its investable assets in interests of its respective Portfolio, each of which is a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of each Portfolio are substantially similar to those of its respective Fund. The value of each Fund’s investment in its respective Portfolio reflects the Fund’s proportionate interest in the net assets of that Portfolio. The performance of each Fund is directly affected by the performance of its respective Portfolio. The financial statements of the Portfolios, including their Portfolios of Investments, are attached to this report and should be read in conjunction with the Funds’ financial statements.

Fund	% Investment in Master	Respective Portfolio
State Street Institutional Liquid Reserves Fund	99.12%	State Street Money Market Portfolio
State Street Institutional Tax Free Money Market Fund	99.99%	State Street Tax Free Money Market Portfolio
State Street Institutional U.S. Government Money Market Fund	88.17%	State Street U.S. Government Money Market Portfolio
State Street Institutional Treasury Money Market Fund	89.82%	State Street Treasury Money Market Portfolio
State Street Institutional Treasury Plus Money Market Fund	99.99%	State Street Treasury Plus Money Market Portfolio

It is the policy of the Funds to maintain a stable net asset value per share of $1.00. However, there is no assurance the Funds will be able to maintain a stable net asset value per share.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of shareholders’ investment at $1.00 per share, it is possible to lose money by investing in the Funds.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security valuation – Each Fund records its investment in its respective Portfolio at value. The valuation policies of the Portfolios are discussed in Note 2 of the Portfolios’ Notes to Financial Statements, which are attached to this report.

The Portfolios adopted provisions surrounding fair value measurements and disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. The summary of the inputs used for each Portfolio, as of June 30, 2012, in valuing each Portfolio’s assets carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2012 (Unaudited)

Security transactions, investment income and expenses – Securities transactions are recorded on a trade date basis for financial statement purposes. Net investment income consists of a Fund’s pro-rata share of the net investment income of its respective Portfolio, less all expenses of the Fund. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its respective Portfolio’s realized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost. Class specific distribution and shareholder servicing fees are borne by each class. Income, non-class specific expenses, and realized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

Dividends and distributions – Dividends from net investment income are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Federal income taxes – Each Fund intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Funds will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net taxable income and capital gains, if any, the Funds will not be subject to federal excise tax.

At December 31, 2011 State Street Institutional U.S. Government Money Market Fund and State Street Institutional Treasury Plus Money Market Fund used capital loss carryover in the amount of $1,674 and $90, respectively. State Street Institutional U.S. Government Money Market Fund had capital loss carryover in the amount of $168,968, all of which may be utilized to offset future net realized capital gains until expiration date of December 31, 2015.

At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The Funds have reviewed the tax positions for open years as of December 31, 2011, and determined they did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of June 30, 2012, tax years 2008 through 2011 remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Expense allocation – Certain expenses are applicable to multiple Funds within the Trust. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

Use of estimates – The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material.

Subsequent events – Management has determined that there are no subsequent events or transactions that would have materially impacted the Funds’ financial statements as presented.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2012 (Unaudited)

3.	Related Party and Other Fees

The Portfolios retained SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as their investment adviser. Until January 31, 2011, each Portfolio paid SSgA FM a management fee at the annual rate of 0.10% of the respective Portfolio’s average daily net assets for investment advisory services. The Funds have also retained SSgA FM to serve as their investment adviser and until January 31, 2011, each Fund paid SSgA FM a management fee at an annual rate of 0.10% of the respective Fund’s average daily net assets for investment advisory services. Effective February 1, 2011, the contractual management fee rate in each Fund’s and Portfolio’s investment advisory agreement was reduced from an annual rate of 0.10% to 0.05% of its average daily net assets. On February 1, 2011, the Adviser implemented a management fee waiver that had the effect of implementing this change as of that date.

SSgA FM has contractually agreed to waive a portion of its management fee allocated from the Portfolio or to reimburse certain expenses to the extent necessary such that the total combined annual operating expenses of each class of the State Street Institutional Liquid Reserves Fund (“ILR”) (exclusive of interest, taxes and extraordinary expenses) do not exceed a rate of 0.12% of net assets attributable to the Fund’s Institutional Class Shares and 0.47% of net assets attributable to the Fund’s Investment Class Shares through April 30, 2013. For the six months ended June 30, 2012, SSgA FM did not reimburse or waive any fees of ILR under these agreements. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the six months ended June 30, 2012, SSgA FM voluntarily waived fees of $135,547 on ILR.

The Adviser may reimburse expenses or waive fees of the State Street Institutional Tax Free Money Market Fund in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the six months ended June 30, 2012, SSgA FM voluntarily waived fees of $180,017 on the State Street Institutional Tax Free Money Market Fund.

SSgA FM has contractually agreed to waive a portion of its management fee allocated from the Portfolio or to reimburse certain expenses to the extent necessary such that the total combined annual operating expenses of each class of the State Street Institutional U.S. Government Money Market Fund (excluding taxes, interest and extraordinary expenses) do not exceed a rate of 0.12% of net assets attributable to the Fund’s Institutional Class Shares and 0.47% of net assets attributable to the Fund’s Investment Class Shares through April 30, 2013. For the six months ended June 30, 2012, SSgA FM reimbursed the Fund $43,855 under these agreements. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the six months ended June 30, 2012, SSgA FM voluntarily waived fees of $499,115 on the State Street Institutional U.S. Government Money Market Fund.

The Adviser may reimburse expenses or waive fees of the State Street Institutional Treasury Money Market Fund in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the six months ended June 30, 2012, SSgA FM voluntarily waived fees of $3,099,930 on the State Street Institutional Treasury Money Market Fund.

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2012 (Unaudited)

SSgA FM has contractually agreed to waive a portion of its management fee allocated from the Portfolio or to reimburse certain expenses to the extent necessary such that the total combined annual operating expenses of each class of the State Street Institutional Treasury Plus Money Market Fund (excluding taxes, interest and extraordinary expenses) do not exceed a rate of 0.12% of net assets attributable to the Fund’s Institutional Class Shares and 0.47% of net assets attributable to the Fund’s Investment Class Shares through April 30, 2013. For the six months ended June 30, 2012, SSgA FM reimbursed the Fund $137,845 under these agreements. Additionally, the Adviser may reimburse expenses or waive fees in order to avoid a negative yield. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the six months ended June 30, 2012, SSgA FM voluntarily waived fees of $162,244 on the State Street Institutional Treasury Plus Money Market Fund.

The Funds pay an annual fee of $12,600 for custody and accounting services. Effective February 1, 2011, the Funds retained SSgA FM as administrator. Pursuant to the administration agreement, each Fund, except ILR Class M Shares, pays a fee at an annual rate of 0.05% of the respective Fund’s net assets accrued daily to SSgA FM and ILR Class M Shares pays at an annual rate of 0.03% of its net assets accrued daily to SSgA FM. Also effective February 1, 2011, the Funds and SSgA FM retained State Street as the Fund’s sub-administrator. Pursuant to the sub-administration agreement, SSgA FM pays an annual fee of $25,000 for each Fund serviced by State Street.

The Funds’ Investment Class has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”). Under the Rule 12b-1 Plan, the Funds compensate financial intermediaries in connection with the distribution of Fund shares and for services provided to the Funds’ shareholders. The Funds’ Investment Class Shares may make payments under the Rule 12b-1 Plan at an annual rate up to 0.10% of eligible average daily net assets of the Investment Class Shares. State Street Global Markets LLC (“SSGM” or the “Distributor”), a subsidiary of State Street Corporation, is the Funds’ Distributor.

During the six months ended June 30, 2012, the Funds made the following payments to SSGM under the Rule 12b-1 Plan:

Fund	Amount
State Street Institutional Liquid Reserves Fund	$10,031
State Street Institutional Tax Free Money Market Fund	–
State Street Institutional U.S. Government Money Market Fund	–
State Street Institutional Treasury Money Market Fund	–
State Street Institutional Treasury Plus Money Market Fund	–

During the six months ended June 30, 2012, SSGM voluntarily agreed to waive Rule 12b-1fees in the following amounts:

Fund	Amount Waived
State Street Institutional Liquid Reserves Fund	$423,016
State Street Institutional Tax Free Money Market Fund	131,846
State Street Institutional U.S. Government Money Market Fund	254,549
State Street Institutional Treasury Money Market Fund	650,749
State Street Institutional Treasury Plus Money Market Fund	60,951

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2012 (Unaudited)

Wealth Management Services (“WMS”), a division of State Street, is among the financial intermediaries who may receive fees under the Rule 12b-1 Plan. During the six months ended June 30, 2012, the Funds made the following payments to WMS under the Rule 12b-1 Plan:

Fund	Amount
State Street Institutional Liquid Reserves Fund	$5,126
State Street Institutional Tax Free Money Market Fund	–
State Street Institutional U.S. Government Money Market Fund	–
State Street Institutional Treasury Money Market Fund	–
State Street Institutional Treasury Plus Money Market Fund	–

Under the Funds’ Shareholder Servicing Plan, the Funds compensate financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Funds’ Investment Class Shares made payments under the Shareholder Servicing Plan at an annual rate up to 0.25% of the eligible average daily net assets of the Investment Class Shares. During the six months ended June 30, 2012, the Funds paid SSGM the following fees under the shareholder servicing agreement which SSGM subsequently paid to financial intermediaries:

Fund	Amount
State Street Institutional Liquid Reserves Fund	$1,028,598
State Street Institutional Tax Free Money Market Fund	30,729
State Street Institutional U.S. Government Money Market Fund	190,307
State Street Institutional Treasury Money Market Fund	202,928
State Street Institutional Treasury Plus Money Market Fund	24,260

During the six months ended June 30, 2012, SSGM voluntarily agreed to waive shareholder services fees in the following amounts:

Fund	Amount Waived
State Street Institutional Liquid Reserves Fund	$54,019
State Street Institutional Tax Free Money Market Fund	298,885
State Street Institutional U.S. Government Money Market Fund	446,066
State Street Institutional Treasury Money Market Fund	1,423,945
State Street Institutional Treasury Plus Money Market Fund	128,117

State Street Institutional Investment Trust

Notes to Financial Statements — (continued)

June 30, 2012 (Unaudited)

WMS is among the financial intermediaries who may receive fees under the shareholder serving agreement. For the six months ended June 30, 2012, WMS received the following payments:

Fund	Amount
State Street Institutional Liquid Reserves Fund	$963,727
State Street Institutional Tax Free Money Market Fund	30,729
State Street Institutional U.S. Government Money Market Fund	177,294
State Street Institutional Treasury Money Market Fund	202,928
State Street Institutional Treasury Plus Money Market Fund	16,443

Boston Financial Data Services (“BFDS”), a joint venture of DST systems, Inc. and State Street Corporation, serves as transfer agent and dividend disbursing agent to the Funds. For these services, the Funds pay annual account services fees, activity-based fees, charges related to compliance and regulatory services, and a minimum fee of $200 for each Fund.

4.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

State Street Institutional Investment Trust

General Information

June 30, 2012 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Funds. A description of the policies and procedures is available without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31 without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Trustees

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

James E. Ross

Investment Adviser and Administrator

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian and Sub-Administrator

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Transfer Agent

Boston Financial Data Services

Two Heritage Drive

North Quincy, MA 02171

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

STATE STREET MASTER FUNDS

SEMI-ANNUAL REPORT

June 30, 2012

(Unaudited)

State Street Money Market Portfolio

State Street Tax Free Money Market Portfolio

State Street U.S. Government Money Market Portfolio

State Street Treasury Money Market Portfolio

State Street Treasury Plus Money Market Portfolio

State Street Master Funds (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the below listed (the “Portfolios”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2012 to June 30, 2012.

The table below illustrates your Portfolio’s costs in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2012

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period *

Based on Actual Portfolio Return

Money Market Portfolio	$1,000.00	$1,001.30	$0.35

Tax Free Money Market Portfolio	$1,000.00	$1,000.10	$0.55

U.S. Government Money Market Portfolio	$1,000.00	$1,000.30	$0.35

Treasury Money Market Portfolio	$1,000.00	$1,000.00	$0.35

Treasury Plus Money Market Portfolio	$1,000.00	$1,000.20	$0.40

State Street Master Funds (Unaudited)

EXPENSE EXAMPLE — (continued)

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period *

Based on Hypothetical (5% return before expenses)

Money Market Portfolio	$1,000.00	$1,024.52	$0.35

Tax Free Money Market Portfolio	$1,000.00	$1,024.32	$0.55

U.S. Government Money Market Portfolio	$1,000.00	$1,024.52	$0.35

Treasury Money Market Portfolio	$1,000.00	$1,024.52	$0.35

Treasury Plus Money Market Portfolio	$1,000.00	$1,024.47	$0.40

*	The calculations are based on expenses incurred in the most recent six month period of the Portfolios. Each Portfolio’s annualized average weighted expense ratio as of June 30, 2012 was as follows:

Money Market Portfolio	0.07%
Tax Free Money Market Portfolio	0.11%
U.S. Government Money Market Portfolio	0.07%
Treasury Money Market Portfolio	0.07%
Treasury Plus Money Market Portfolio	0.08%

The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 182/366 (the most recent six month period).

State Street Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2012
Certificates of Deposit	47.3%
Government Agency Repurchase Agreements	19.2
Financial Company Commercial Paper	17.4
Asset Backed Commercial Paper	7.6
Treasury Repurchase Agreements	5.6
Other Notes	3.0
Liabilities in Excess of Assets	(0.1)
Total	100.0%

Maturity Ladder*	June 30, 2012
Overnight (1 Day)	16.6%
2-30 Days	44.6
31-60 Days	17.3
61-90 Days	9.5
Over 90 Days	12.1
Total	100.1%
Average days to maturity	25
Weighted average life	40

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments

June 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
ASSET BACKED COMMERCIAL PAPER – 7.6%
Alpine Securitization Corp.(a)	0.240%	07/25/2012	07/25/2012	$100,000,000	$99,984,000
Aspen Funding Corp.(a)	0.254%	07/30/2012	07/30/2012	125,000,000	124,974,826
Collateralized Commercial Paper Co. LLC	0.355%	08/13/2012	08/13/2012	205,000,000	204,914,299
Gemini Securitization Corp. LLC(a)	0.254%	07/30/2012	07/30/2012	80,000,000	79,983,889
Gemini Securitization Corp. LLC(a)	0.487%	08/29/2012	08/29/2012	330,000,000	329,740,400
Kells Funding LLC(b)	0.386%	07/06/2012	07/06/2012	80,000,000	79,995,778
Kells Funding LLC(b)	0.436%	07/11/2012	07/11/2012	100,000,000	99,988,056
Kells Funding LLC(b)	0.457%	07/12/2012	07/12/2012	60,000,000	59,991,750
Kells Funding LLC(b)	0.457%	07/13/2012	07/13/2012	75,000,000	74,988,750
Kells Funding LLC(b)	0.416%	07/19/2012	07/19/2012	166,000,000	165,965,970
Kells Funding LLC(b)	0.416%	08/14/2012	08/14/2012	130,000,000	129,934,855
Kells Funding LLC(b)	0.406%	08/16/2012	08/16/2012	125,000,000	124,936,111
Kells Funding LLC(b)	0.436%	08/28/2012	08/28/2012	100,000,000	99,930,722
Solitaire Funding LLC(a)	0.376%	07/09/2012	07/09/2012	80,000,000	79,993,422
Solitaire Funding LLC(a)	0.376%	07/10/2012	07/10/2012	75,000,000	74,993,062
Solitaire Funding LLC(a)	0.366%	07/25/2012	07/25/2012	95,000,000	94,976,567

TOTAL ASSET BACKED COMMERCIAL PAPER					1,925,292,457

FINANCIAL COMPANY COMMERCIAL PAPER – 17.4%
ABN AMRO Funding(a)	0.274%	07/13/2012	07/13/2012	125,000,000	124,988,750
BNP Paribas	0.243%	07/02/2012	07/02/2012	42,000,000	41,999,720
BNP Paribas	0.243%	07/05/2012	07/05/2012	73,000,000	72,998,053
Caisse D’Amortissement de la Dette Sociale(b)	0.333%	07/12/2012	07/12/2012	145,000,000	144,984,936
Commonwealth Bank of Australia(a)(c)	0.319%	07/06/2012	09/06/2012	95,000,000	95,000,000
Commonwealth Bank of Australia(a)(c)	0.321%	07/09/2012	09/10/2012	95,000,000	95,000,000
Commonwealth Bank of Australia(a)(c)	0.294%	07/23/2012	11/21/2012	100,000,000	100,000,000
Credit Suisse	0.304%	07/18/2012	07/18/2012	300,000,000	299,957,500
DNB Bank ASA(a)	0.536%	07/31/2012	07/31/2012	202,000,000	202,000,000
DNB Bank ASA	0.538%	09/24/2012	09/24/2012	215,000,000	215,000,000
General Electric Capital Corp.	0.240%	07/11/2012	07/11/2012	137,000,000	136,990,867
General Electric Capital Corp.	0.244%	07/25/2012	07/25/2012	98,000,000	97,984,320
General Electric Capital Corp.	0.244%	08/06/2012	08/06/2012	150,000,000	149,964,000
General Electric Capital Corp.	0.244%	08/07/2012	08/07/2012	50,000,000	49,987,667
General Electric Capital Corp.	0.244%	08/09/2012	08/09/2012	107,000,000	106,972,180
General Electric Capital Corp.	0.244%	08/17/2012	08/17/2012	100,000,000	99,968,667
General Electric Capital Corp.	0.305%	09/20/2012	09/20/2012	100,000,000	99,932,500
General Electric Co.	0.193%	09/26/2012	09/26/2012	133,000,000	132,938,931
HSBC Bank PLC(a)(c)	0.349%	07/02/2012	08/02/2012	105,000,000	105,000,000
JPMorgan Chase & Co.(c)	0.281%	07/09/2012	10/09/2012	180,000,000	180,000,000
JPMorgan Chase & Co.	0.298%	10/09/2012	10/09/2012	240,000,000	239,800,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Nordea Bank AB	0.345%	07/02/2012	07/02/2012	$70,000,000	$69,999,329
Nordea Bank AB	0.254%	07/12/2012	07/12/2012	206,500,000	206,484,226
NRW Bank(a)	0.289%	08/09/2012	08/09/2012	500,000,000	499,845,625
Sumitomo Mitsui Banking Corp.(a)	0.183%	07/06/2012	07/06/2012	225,000,000	224,994,375
Sumitomo Mitsui Banking Corp.(a)	0.183%	07/09/2012	07/09/2012	250,000,000	249,990,000
Toyota Motor Credit Corp.	0.305%	07/16/2012	07/16/2012	75,000,000	74,990,625
Toyota Motor Credit Corp.	0.264%	08/15/2012	08/15/2012	35,300,000	35,288,527
Toyota Motor Credit Corp.	0.264%	08/27/2012	08/27/2012	35,600,000	35,585,345
Toyota Motor Credit Corp.	0.264%	08/30/2012	08/30/2012	50,600,000	50,578,073
Toyota Motor Credit Corp.	0.355%	10/16/2012	10/16/2012	50,000,000	49,947,986
Westpac Banking Corp.(a)(c)	0.295%	07/30/2012	09/28/2012	125,000,000	125,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					4,414,172,202

CERTIFICATES OF DEPOSIT – 47.3%
Bank of Montreal	0.180%	07/10/2012	07/10/2012	332,000,000	332,000,000
Bank of Montreal	0.180%	07/10/2012	07/10/2012	160,000,000	160,000,000
Bank of Montreal(c)	0.519%	07/06/2012	12/05/2012	94,000,000	94,000,000
Bank of Nova Scotia(c)	0.616%	08/16/2012	09/14/2012	38,000,000	38,000,000
Bank of Nova Scotia(c)	0.313%	07/19/2012	09/19/2012	205,000,000	205,000,000
Bank of Nova Scotia(c)	0.309%	07/03/2012	10/03/2012	210,000,000	210,000,000
Bank of Tokyo – Mitsubishi	0.170%	07/09/2012	07/09/2012	200,000,000	200,000,000
Bank of Tokyo – Mitsubishi	0.190%	07/27/2012	07/27/2012	500,000,000	500,000,000
Bank of Tokyo – Mitsubishi	0.190%	07/30/2012	07/30/2012	500,000,000	500,000,000
Barclays Bank	0.620%	07/13/2012	07/13/2012	500,000,000	500,000,000
Barclays Bank	0.460%	07/24/2012	07/24/2012	150,000,000	150,000,000
Barclays Bank	0.420%	08/17/2012	08/17/2012	200,000,000	200,000,000
Barclays Bank(c)	0.784%	07/23/2012	08/21/2012	50,000,000	50,000,000
Barclays Bank	0.420%	09/07/2012	09/07/2012	150,000,000	150,000,000
Barclays Bank	0.430%	09/24/2012	09/24/2012	300,000,000	300,000,000
BNP Paribas	0.240%	07/13/2012	07/13/2012	63,000,000	63,000,000
Credit Suisse	0.300%	07/12/2012	07/12/2012	400,000,000	400,000,000
Credit Suisse(c)	0.439%	07/05/2012	12/05/2012	187,000,000	187,000,000
Deutsche Bank AG	0.420%	07/17/2012	07/17/2012	150,000,000	150,000,000
Deutsche Bank AG	0.220%	07/27/2012	07/27/2012	200,000,000	200,000,000
ING Bank NV	0.460%	08/03/2012	08/03/2012	400,000,000	400,000,000
ING Bank NV	0.460%	08/06/2012	08/06/2012	200,000,000	200,000,000
ING Bank NV	0.420%	08/09/2012	08/09/2012	250,000,000	250,000,000
ING Bank NV	0.420%	09/18/2012	09/18/2012	300,000,000	300,000,000
National Australia Bank Ltd.(c)	0.295%	07/26/2012	10/26/2012	265,000,000	265,000,000
National Australia Bank Ltd.(c)	0.295%	07/30/2012	10/29/2012	400,000,000	400,000,000
National Bank of Canada	0.365%	07/25/2012	07/25/2012	65,000,000	65,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
CERTIFICATES OF DEPOSIT – (continued)
Nordea Bank AB	0.340%	07/02/2012	07/02/2012	$100,000,000	$99,999,986
Nordea Bank AB	0.320%	07/03/2012	07/03/2012	125,000,000	124,999,965
Nordea Bank AB	0.250%	07/09/2012	07/09/2012	400,000,000	400,000,000
Nordea Bank AB	0.610%	07/24/2012	07/24/2012	50,000,000	50,011,481
Rabobank Nederland NV	0.400%	10/15/2012	10/15/2012	200,000,000	200,000,000
Rabobank Nederland NV(c)	0.568%	07/02/2012	01/02/2013	225,000,000	225,000,000
Rabobank Nederland NV(c)	0.568%	07/05/2012	01/04/2013	500,000,000	500,000,000
Skandinaviska Enskilda Banken AB	0.480%	07/30/2012	07/30/2012	300,000,000	300,000,000
Skandinaviska Enskilda Banken AB	0.460%	08/14/2012	08/14/2012	355,000,000	355,000,000
Skandinaviska Enskilda Banken AB	0.460%	08/21/2012	08/21/2012	286,000,000	286,000,000
Standard Chartered Bank	0.300%	08/06/2012	08/06/2012	141,000,000	141,000,000
Standard Chartered Bank	0.330%	08/21/2012	08/21/2012	141,000,000	141,000,000
Sumitomo Mitsui Banking Corp.	0.180%	07/09/2012	07/09/2012	350,000,000	350,000,000
Sumitomo Mitsui Banking Corp.	0.180%	07/09/2012	07/09/2012	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp.	0.180%	07/30/2012	07/30/2012	200,000,000	200,000,000
Svenska Handelsbanken AB	0.245%	08/06/2012	08/06/2012	45,000,000	45,000,225
Svenska Handelsbanken AB	0.275%	08/15/2012	08/15/2012	300,000,000	300,001,874
Svenska Handelsbanken AB	0.290%	09/04/2012	09/04/2012	175,000,000	175,000,000
Svenska Handelsbanken AB	0.300%	09/10/2012	09/10/2012	225,000,000	225,000,000
Swedbank AB	0.390%	09/04/2012	09/04/2012	241,000,000	241,000,000
Toronto Dominion Bank(c)	0.466%	08/02/2012	02/04/2013	61,500,000	61,500,000
UBS AG(c)	0.745%	07/27/2012	07/27/2012	440,000,000	440,000,000
UBS AG(c)	0.726%	07/30/2012	07/30/2012	440,000,000	440,000,000

TOTAL CERTIFICATES OF DEPOSIT					11,969,513,531

OTHER NOTES – 3.0%
Bank of America NA	0.240%	07/09/2012	07/09/2012	400,000,000	400,000,000
Commonwealth Bank of Australia(b)(c)	0.616%	07/27/2012	11/26/2012	31,000,000	31,000,000
Nordea Bank AB(b)(c)	0.637%	08/20/2012	11/16/2012	174,000,000	174,000,000
Rabobank Nederland NV(b)(c)	0.606%	08/16/2012	12/14/2012	107,000,000	107,000,000
Westpac Banking Corp.(c)	0.616%	07/30/2012	11/27/2012	35,000,000	35,000,000

TOTAL OTHER NOTES					747,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 19.2%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by a Federal National Mortgage Association, 4.000% due 04/01/2041, valued at $108,120,001); expected proceeds $106,001,590	0.180%	07/02/2012	07/02/2012	$106,000,000	$106,000,000
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 7.500% due 03/01/2020 – 06/01/2042 and Federal National Mortgage Associations, 2.500% – 7.500% due 12/01/2016 – 07/01/2042, valued at $127,500,000); expected proceeds $125,003,403	0.140%	07/05/2012	07/05/2012	125,000,000	125,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% – 5.500% due 06/01/2036 – 07/01/2042 and Federal National Mortgage Associations, 3.500% – 4.000% due 12/01/2025 – 12/01/2031, valued at $671,160,001); expected proceeds $658,010,418	0.190%	07/02/2012	07/02/2012	658,000,000	658,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by Federal Home Loan Mortgage Corporations, 2.750% – 4.000% due 11/15/2039 – 11/01/2040, a Federal National Mortgage Association, 3.500% due 12/01/2025 and Government National Mortgage Associations, 4.500% – 5.000% due 04/20/2025 – 02/20/2040, valued at $246,840,000); expected proceeds $242,004,033	0.200%	07/02/2012	07/02/2012	242,000,000	242,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/26/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 7.000% due 02/01/2019 – 07/01/2042, and Federal National Mortgage Associations, 2.500% – 6.500% due 04/01/2021 – 01/01/2048, valued at $612,000,000); expected proceeds $600,023,333	0.200%	07/03/2012	07/03/2012	600,000,000	600,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 7.000% due 10/01/2018 – 05/01/2042, and Federal National Mortgage Associations, 3.000% – 6.500% due 09/01/2013 – 04/01/2042, valued at $554,880,000); expected proceeds $544,011,333	0.250%	07/02/2012	07/02/2012	$544,000,000	$544,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% – 5.000% due 07/01/2026 – 07/01/2042, and Federal National Mortgage Associations, 2.500% – 6.000% due 06/01/2022 – 05/01/2042, valued at $408,000,001); expected proceeds $400,015,556	0.200%	07/06/2012	07/06/2012	400,000,000	400,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/25/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% – 5.500% due 12/01/2020 – 06/01/2042, and Federal National Mortgage Associations, 3.500% – 6.000% due 10/01/2026 – 06/01/2042, valued at $306,000,001); expected proceeds $300,011,667	0.200%	07/02/2012	07/02/2012	300,000,000	300,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/28/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% – 6.000% due 02/01/2025 – 06/01/2042, and Federal National Mortgage Associations, 3.500% – 6.500% due 04/01/2019 – 07/01/2048, valued at $459,000,000); expected proceeds $450,016,625	0.190%	07/05/2012	07/05/2012	450,000,000	450,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% – 4.500% due 08/01/2025 – 06/01/2042 and Federal National Mortgage Associations, 2.500% – 5.000% due 06/01/2024 – 02/01/2049, valued at $714,000,001); expected proceeds $700,010,500	0.180%	07/02/2012	07/02/2012	$700,000,000	$700,000,000
Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/28/2012 (collateralized by a Federal Home Loan Mortgage Corporation, 4.500% due 03/01/2042, Federal National Mortgage Associations, 2.500% – 4.500% due 06/01/2027 – 03/01/2042 and a Government National Mortgage Association, 3.000% due 03/20/2027, valued at $255,326,759); expected proceeds $250,006,806	0.140%	07/05/2012	07/05/2012	250,000,000	250,000,000
Agreement with UBS Securities LLC and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% – 4.000% due 02/01/2042 – 06/01/2042, and Federal National Mortgage Associations, 3.500% – 4.500% due 08/01/2025 – 03/01/2042, valued at $255,000,000); expected proceeds $250,008,264	0.170%	07/06/2012	07/06/2012	250,000,000	250,000,000
Agreement with UBS Securities LLC and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by Federal National Mortgage Associations, 3.500% – 4.500% due 06/01/2030 – 06/01/2042, valued at $238,680,001); expected proceeds $234,003,900	0.200%	07/02/2012	07/02/2012	234,000,000	234,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					4,859,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – 5.6%
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by U.S. Treasury Strips, 2.500% – 4.375% due 03/31/2013 – 02/15/2038, valued at $408,000,032); expected proceeds $400,005,333	0.160%	07/02/2012	07/02/2012	$400,000,000	$400,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by a U.S. Treasury Strip, 3.125% due 05/15/2021, valued at $102,000,092); expected proceeds $100,001,250	0.150%	07/02/2012	07/02/2012	100,000,000	100,000,000
Agreement with Societe Generale and The Bank of New York Mellon (Tri–Party), dated 06/29/2012 (collateralized by U.S. Treasury Strips, 2.125% – 3.625% due 02/15/2021 – 08/15/2021, valued at $536,187,494); expected proceeds $524,006,550	0.150%	07/02/2012	07/02/2012	524,000,000	524,000,000
Agreement with UBS Securities LLC and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by U.S. Treasury Strips, 0.875% – 8.500% due 11/15/2012 – 02/15/2020, valued at $408,000,031); expected proceeds $400,005,000	0.150%	07/02/2012	07/02/2012	400,000,000	400,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					1,424,000,000

TOTAL INVESTMENTS(d) – 100.1%					25,338,978,190
Liabilities in Excess of Assets – (0.1)%					(13,929,889)

NET ASSETS – 100.0%					$25,325,048,301

(a)

Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $2,706,464,916 or 10.69% of net assets as of June 30, 2012.

(b)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Fund’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $1,292,716,928 or 5.10% of net assets as of June 30, 2012.

(c)	Variable Rate Security – Interest rate shown is rate in effect as of June 30, 2012.

(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs. (Note 2)

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2012
General Obligations	18.2%
Education	17.1
Cash/Money Market Fund	17.0
Transportation	13.5
Health	11.8
Housing	6.6
Water	3.6
Power	2.7
Pollution	1.9
Industrial Revenue/Pollution Control Revenue	1.0
Lease Revenue	0.7
Development	0.5
Other Assets in Excess of Liabilities	5.4
Total	100.0%

Maturity Ladder*	June 30, 2012
Overnight (1 Day)	17.0%
2-30 Days	77.6
31-60 Days	0.0
61-90 Days	0.0
Over 90 Days	0.0
Total	94.6%
Average days to maturity	6
Weighted average life	6

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments

June 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – 77.6%
California – 8.1%
Bay Area Toll Authority, Revenue Bonds, Series A, RMKT 08/28/08, LOC: Barclays Bank PLC(a)	0.110%	07/19/2012	07/19/2012	$5,000,000	$5,000,000
Bay Area Toll Authority, San Francisco Bay Area Revenue Bonds, Series E-1, LOC: Bank of Tokyo Mitsubishi UFJ(a)	0.120%	07/19/2012	07/19/2012	7,680,000	7,680,000
California Infrastructure & Economic Development Bank, Revenue Bonds, Pacific Gas & Electric Co., LOC: Sumitomo Mitsui Banking(a)	0.150%	07/16/2012	07/16/2012	5,000,000	5,000,000
City of Hemet, Revenue Bonds, Sunwest Retirement, Series A, LIQ: FHLMC(a)	0.160%	07/19/2012	07/19/2012	1,500,000	1,500,000
East Bay Municipal Utility District, System Revenue Bonds, Series A-2, RMKT 01/12/11, SPA: Barclays Bank PLC(a)	0.150%	07/18/2012	07/18/2012	4,815,000	4,815,000
Lancaster Redevelopment Agency, Revenue Bonds, 20th Street Apartments Project, Series C, LIQ: FNMA(a)	0.160%	07/19/2012	07/19/2012	1,000,000	1,000,000
Metropolitan Water District of Southern California, Revenue Bonds, Series B-4, SPA: Wells Fargo Bank N.A.(a)	0.150%	07/18/2012	07/18/2012	1,000,000	1,000,000
State of California, GO Unlimited, Series A, LOC: Royal Bank of Canada(a)	0.150%	07/18/2012	07/18/2012	2,500,000	2,500,000

					28,495,000

Colorado – 3.0%
Colorado Housing & Finance Authority, Revenue Bonds, Multi Family, Class I A-1, SPA: FHLB(a)	0.160%	07/18/2012	07/18/2012	3,890,000	3,890,000
Colorado Housing & Finance Authority, Revenue Bonds, Single Family, Class 1 B-2, RMKT 08/26/09, LIQ: Barclays Bank PLC(a)	0.160%	07/18/2012	07/18/2012	3,065,000	3,065,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation, Revenue Bonds(a)	0.180%	07/19/2012	07/19/2012	3,700,000	3,700,000

					10,655,000

Connecticut – 3.7%
Connecticut Housing Finance Authority, Revenue Bonds, Series C-1, RMKT 01/19/12, INS: Government Authority, SPA: Barclays Bank PLC(a)	0.150%	07/19/2012	07/19/2012	5,000,000	5,000,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
Connecticut – (continued)
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University, Series U-2(a)	0.120%	07/18/2012	07/18/2012	$8,000,000	$8,000,000

					13,000,000

Delaware – 2.0%
Delaware River & Bay Authority, Revenue Bonds, LOC: TD Bank N.A.(a)	0.140%	07/18/2012	07/18/2012	6,900,000	6,900,000

Florida – 1.2%
JEA Electric System, Revenue Bonds, Series 3-A, SPA: Royal Bank of Canada(a)	0.170%	07/18/2012	07/18/2012	4,400,000	4,400,000

Georgia – 1.0%
Gwinnett County Housing Authority, Revenue Bonds, Greens Apartments Project, LIQ: FNMA(a)	0.190%	07/18/2012	07/18/2012	3,600,000	3,600,000

Illinois – 1.1%
Illinois Educational Facilities Authority, Revenue Bonds, National-Louis University, Series B, LOC: JP Morgan Chase Bank(a)	0.170%	07/19/2012	07/19/2012	3,810,000	3,810,000

Indiana – 0.6%
City of Indianapolis, Revenue Bonds, Lakeside Pointe and Fox Club, LIQ: FNMA(a)	0.170%	07/19/2012	07/19/2012	2,000,000	2,000,000

Kansas – 3.2%
Kansas State Department of Transportation, Revenue Bonds, Series B-1, SPA: Barclays Bank PLC(a)	0.130%	07/19/2012	07/19/2012	11,300,000	11,300,000

Maryland – 1.0%
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Class A, LOC: Wachovia Bank N.A.(a)	0.150%	07/19/2012	07/19/2012	3,710,000	3,710,000

Massachusetts – 6.2%
Massachusetts Bay Transportation Authority, Revenue Bonds, Senior Series A-1, SPA: JP Morgan Chase Bank(a)	0.190%	07/18/2012	07/18/2012	8,000,000	8,000,000
Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Partners Healthcare System, Series F4, SPA: Bank of America N.A.(a)	0.250%	07/19/2012	07/19/2012	3,000,000	3,000,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
Massachusetts – (continued)
Massachusetts State Department of Transportation, Revenue Bonds, Contract Assistance, Series A-1, INS: Government Commonwealth, SPA: TD Bank N.A.(a)	0.140%	07/18/2012	07/18/2012	$4,000,000	$4,000,000
Massachusetts State Department of Transportation, Revenue Bonds, Contract Assistance, Series A-5, SPA: Barclays Bank PLC(a)	0.150%	07/18/2012	07/18/2012	5,000,000	5,000,000
Massachusetts State Water Resources Authority, Revenue Bonds, Series A-2, INS: Government Authority, RMKT 05/09/11, SPA: TD Bank N.A.(a)	0.140%	07/18/2012	07/18/2012	2,000,000	2,000,000

					22,000,000

Michigan – 4.2%
University of Michigan, Revenue Bonds, GO, Series B, SPA: Northern Trust Company(a)	0.140%	07/16/2012	07/16/2012	9,000,000	9,000,000
University of Michigan, Revenue Bonds, GO, SPA: JP Morgan Chase Bank(a)	0.160%	07/19/2012	07/19/2012	5,645,000	5,645,000

					14,645,000

Minnesota – 3.2%
City of Minneapolis, Revenue Bonds, University Gateway Project, SPA: Wells Fargo Bank N.A.(a)	0.180%	07/19/2012	07/19/2012	3,055,000	3,055,000
City of Rochester, Revenue Bonds, Mayo Clinic, Series B, SPA: Northern Trust Company(a)	0.150%	07/18/2012	07/18/2012	8,250,000	8,250,000

					11,305,000

Missouri – 2.4%
Missouri State Health & Educational Facilities Authority, Revenue Bonds, BJC Health System, Series A, SPA: U.S. Bank N.A.(a)	0.140%	07/16/2012	07/16/2012	2,120,000	2,120,000
Missouri State Health & Educational Facilities Authority, Revenue Bonds, BJC Health System, Series B, SPA: U.S. Bank N.A.(a)	0.140%	07/16/2012	07/16/2012	4,725,000	4,725,000
Missouri State Health & Educational Facilities Authority, Revenue Bonds, SSM Health, Series C5, RMKT 05/15/08(a)	0.160%	07/18/2012	07/18/2012	1,660,000	1,660,000

					8,505,000

New Hampshire – 3.8%
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, SPA: JP Morgan Chase Bank(a)	0.150%	07/18/2012	07/18/2012	5,500,000	5,500,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
New Hampshire – (continued)
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, SPA: JP Morgan Chase Bank(a)	0.150%	07/18/2012	07/18/2012	$7,750,000	$7,750,000

					13,250,000

New Jersey – 0.3%
Rutgers-State University of New Jersey/New Brunswick, Revenue Bonds, Series A, INS: Government of University, SPA: TD Bank N.A.(a)	0.160%	07/16/2012	07/16/2012	1,000,000	1,000,000

New York – 8.7%
City of New York, GO Unlimited, Fiscal 2008, Subseries J-9, SPA: Bank of Nova Scotia(a)	0.150%	07/19/2012	07/19/2012	7,530,000	7,530,000
City of New York, GO Unlimited, Subseries C-3A, RMKT 10/28/10, LIQ: Bank of Nova Scotia(a)	0.160%	07/19/2012	07/19/2012	3,000,000	3,000,000
City of New York, GO Unlimited, Subseries C4, RMKT 10/28/10, LOC: Bank of Tokyo Mitsubishi UFJ(a)	0.170%	07/19/2012	07/19/2012	4,000,000	4,000,000
City of New York, Housing Development Corp., Revenue Bonds, Related-Carnegie Park, Series A, INS: FNMA, LIQ: FNMA(a)	0.130%	07/18/2012	07/18/2012	1,500,000	1,500,000
Metropolitan Transportation Authority, Revenue Bonds, Subseries B-1, LOC: Bank of Nova Scotia(a)	0.140%	07/19/2012	07/19/2012	3,585,000	3,585,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series A, SPA: JP Morgan Chase Bank(a)	0.180%	07/19/2012	07/19/2012	3,570,000	3,570,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series B, SPA: U.S. Bank N.A.(a)	0.150%	07/19/2012	07/19/2012	1,300,000	1,300,000
New York State Urban Development Corp., Revenue Bonds, Service Contract, Series A-5, LOC: TD Bank N.A.(a)	0.150%	07/19/2012	07/19/2012	3,000,000	3,000,000
Suffolk County Water Authority, Revenue Bonds, Bond Anticipation Notes, SPA: Bank of Nova Scotia(a)	0.140%	07/18/2012	07/18/2012	3,000,000	3,000,000

					30,485,000

North Carolina – 9.0%
Charlotte COPs, Convention Facility Project, Series B, SPA: Wachovia Bank N.A.(a)	0.180%	07/19/2012	07/19/2012	5,250,000	5,250,000
Charlotte COPs, Governmental Facilities, Series F, SPA: Bank of America N.A.(a)	0.240%	07/19/2012	07/19/2012	2,560,000	2,560,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
North Carolina – (continued)
City of Raleigh, Revenue Bonds, Combined Enterprise, Series B, SPA: Wells Fargo Bank N.A.(a)	0.170%	07/18/2012	07/18/2012	$1,850,000	$1,850,000
County of Mecklenburg, GO Unlimited, Series B, SPA: Landesbank Hessen-Thuringen(a)	0.180%	07/19/2012	07/19/2012	9,000,000	9,000,000
County of Wake, GO Unlimited, Series A, SPA: Bank of America N.A.(a)	0.150%	07/19/2012	07/19/2012	1,800,000	1,800,000
County of Wake, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.150%	07/19/2012	07/19/2012	1,800,000	1,800,000
State of North Carolina, GO Unlimited, Public Improvement, Series F, SPA: Landesbank Hessen-Thuringen(a)	0.150%	07/18/2012	07/18/2012	1,000,000	1,000,000
State of North Carolina, GO Unlimited, Public Improvement, Series G, SPA: Landesbank Hessen-Thuringen(a)	0.170%	07/18/2012	07/18/2012	8,500,000	8,500,000

					31,760,000

Ohio – 1.0%
Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Series B, LOC: Bank of Nova Scotia(a)	0.160%	07/18/2012	07/18/2012	3,600,000	3,600,000

Oregon – 1.9%
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 84, SPA: Bank of Tokyo-Mitsubishi(a)	0.170%	07/18/2012	07/18/2012	3,600,000	3,600,000
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 85, SPA:U.S. Bank N.A.(a)	0.160%	07/16/2012	07/16/2012	2,000,000	2,000,000
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 86, SPA:U.S. Bank N.A.(a)	0.160%	07/16/2012	07/16/2012	1,000,000	1,000,000

					6,600,000

Pennsylvania – 0.9%
Geisinger Authority, Revenue Bonds, Geisinger Health System, Series A, SPA: Wells Fargo Bank N.A.(a)	0.120%	07/16/2012	07/16/2012	3,100,000	3,100,000

Rhode Island – 1.9%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Bryant University, LOC: TD Bank N.A.(a)	0.170%	07/18/2012	07/18/2012	6,645,000	6,645,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
South Carolina – 0.5%
City of North Charleston, Tax Increment Revenue Bonds, Charleston Naval Complex, SPA: Bank of America N.A.(a)	0.190%	07/18/2012	07/18/2012	$1,660,000	$1,660,000

Texas – 3.1%
Denton Independent School District, School Building, Series B, INS: PSF-GTD, SPA: Bank of America N.A.(a)	0.280%	07/19/2012	07/19/2012	1,000,000	1,000,000
Harris County Health Facilities Development Corps., Revenue Bonds, Baylor College of Medicine, Series B, LOC: JP Morgan Chase Bank(a)	0.170%	07/16/2012	07/16/2012	1,400,000	1,400,000
Harris County Health Facilities Development Corps., Revenue Bonds, Texas Children’s, Series B-1, RMKT 02/02/09, SPA: JP Morgan Chase Bank(a)	0.180%	07/18/2012	07/18/2012	2,325,000	2,325,000
Houston Higher Education Finance Corp., Revenue Bonds, Rice University Project, Series B, INS: Government of University, SPA: JP Morgan Chase Bank(a)	0.180%	07/18/2012	07/18/2012	1,900,000	1,900,000
San Antonio Education Facilities Corp., Revenue Bonds, University Incarnate Word Project, LOC: JP Morgan Chase Bank(a)	0.240%	07/18/2012	07/18/2012	2,195,000	2,195,000
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Scott White Memorial, Series B, LOC: U.S. Bank N.A.(a)	0.130%	07/19/2012	07/19/2012	2,000,000	2,000,000

					10,820,000

Virginia – 1.5%
Fairfax County Industrial Development Authority, Revenue Bonds, Inova Health System, Series A-1, SPA: TD Bank N.A.(a)	0.150%	07/18/2012	07/18/2012	5,145,000	5,145,000

Washington – 3.3%
Tulalip Tribes of the Tulalip Reservation, Special Revenue, Revenue Bonds Capital Projects, LOC: Wells Fargo Bank N.A.(a)	0.250%	07/05/2012	07/05/2012	10,000,000	10,000,000
Washington State Housing Finance Commission, Revenue Bonds, INS: FHLMC, LOC: Bank of America N.A.(a)	0.270%	07/19/2012	07/19/2012	1,700,000	1,700,000

					11,700,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
West Virginia – 0.8%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Corp., Series B, LOC: Sumitomo Mitsui Banking(a)	0.170%	07/19/2012	07/19/2012	$3,000,000	$3,000,000

TOTAL VARIABLE RATE DEMAND NOTES					273,090,000

				Shares	Market Value
INVESTMENT COMPANY – 17.0%
Dreyfus Tax Exempt Cash Management Fund(b)				59,634,481	59,634,481

TOTAL INVESTMENTS(c) – 94.6%					332,724,481
Other Assets in Excess of Liabilities – 5.4%					19,130,462

NET ASSETS – 100.0%					$351,854,943

(a)	Variable Rate Security – Interest Rate is in effect as of June 30, 2012.

(b)	Value determined based on Level 1 inputs. (Note 2)

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs. (Note 2)

Abbreviations	Name
COP	Certificates of Participation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
GTD	Guaranteed
INS	Insured
LIQ	Liquidity Agreement
LOC	Letter of Credit
PLC	Public Limited Company
PSF	Permanent School Fund
RMKT	Remarketable
SPA	Standby Purchase Agreement

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2012
Government Agency Debt	54.7%
Government Agency Repurchase Agreements	17.7
Treasury Repurchase Agreements	12.0
Other Repurchase Agreement	11.3
Treasury Debt	3.4
Other Assets in Excess of Liabilities	0.9
Total	100.0%

Maturity Ladder*	June 30, 2012
Overnight (1 Day)	41.7%
2-30 Days	19.2
31-60 Days	12.9
61-90 Days	7.9
Over 90 Days	17.4
Total	99.1%
Average days to maturity	39
Weighted average life	39

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments

June 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
GOVERNMENT AGENCY DEBT – 54.7%
Federal Home Loan Bank(a)	0.110%	07/13/2012	07/13/2012	$81,000,000	$80,997,030
Federal Home Loan Bank(a)	0.115%	07/13/2012	07/13/2012	72,000,000	71,997,240
Federal Home Loan Bank	0.250%	07/16/2012	07/16/2012	51,000,000	51,002,550
Federal Home Loan Bank(a)	0.080%	07/18/2012	07/18/2012	12,073,000	12,072,544
Federal Home Loan Bank(a)	0.080%	07/20/2012	07/20/2012	60,103,000	60,100,462
Federal Home Loan Bank(a)	0.080%	07/25/2012	07/25/2012	24,000,000	23,998,720
Federal Home Loan Bank(a)	0.115%	07/25/2012	07/25/2012	200,000,000	199,984,667
Federal Home Loan Bank(a)	0.150%	07/25/2012	07/25/2012	16,000,000	15,998,400
Federal Home Loan Bank(a)	0.125%	07/27/2012	07/27/2012	43,000,000	42,996,118
Federal Home Loan Bank(a)	0.120%	08/08/2012	08/08/2012	162,000,000	161,979,480
Federal Home Loan Bank(a)	0.125%	08/08/2012	08/08/2012	17,000,000	16,997,757
Federal Home Loan Bank(a)	0.120%	08/15/2012	08/15/2012	50,000,000	49,992,500
Federal Home Loan Bank(a)	0.170%	08/15/2012	08/15/2012	41,000,000	40,991,287
Federal Home Loan Bank(a)	0.120%	08/17/2012	08/17/2012	103,000,000	102,983,863
Federal Home Loan Bank(a)	0.110%	08/22/2012	08/22/2012	50,000,000	49,992,056
Federal Home Loan Bank(a)	0.145%	08/24/2012	08/24/2012	27,000,000	26,994,128
Federal Home Loan Bank(a)	0.140%	09/05/2012	09/05/2012	88,000,000	87,977,413
Federal Home Loan Bank(a)	0.130%	09/19/2012	09/19/2012	35,000,000	34,989,889
Federal Home Loan Bank(a)	0.160%	10/10/2012	10/10/2012	55,000,000	54,975,311
Federal Home Loan Bank(a)	0.155%	10/24/2012	10/24/2012	74,000,000	73,963,360
Federal Home Loan Bank(a)	0.160%	11/14/2012	11/14/2012	45,000,000	44,972,800
Federal Home Loan Mortgage Corp.(a)	0.090%	07/02/2012	07/02/2012	38,000,000	37,999,905
Federal Home Loan Mortgage Corp.(a)	0.125%	07/02/2012	07/02/2012	9,000,000	8,999,969
Federal Home Loan Mortgage Corp.(a)	0.080%	07/09/2012	07/09/2012	34,636,000	34,635,384
Federal Home Loan Mortgage Corp.(a)	0.080%	07/16/2012	07/16/2012	17,548,000	17,547,415
Federal Home Loan Mortgage Corp.(a)	0.110%	07/16/2012	07/16/2012	23,000,000	22,998,946
Federal Home Loan Mortgage Corp.(a)	0.080%	07/23/2012	07/23/2012	49,275,000	49,272,591
Federal Home Loan Mortgage Corp.(a)	0.085%	07/23/2012	07/23/2012	11,149,000	11,148,421
Federal Home Loan Mortgage Corp.(a)	0.120%	07/30/2012	07/30/2012	103,000,000	102,990,043
Federal Home Loan Mortgage Corp.(a)	0.125%	07/30/2012	07/30/2012	33,000,000	32,996,677
Federal Home Loan Mortgage Corp.(a)	0.140%	07/30/2012	07/30/2012	41,000,000	40,995,376
Federal Home Loan Mortgage Corp.(a)	0.120%	08/06/2012	08/06/2012	49,000,000	48,994,120
Federal Home Loan Mortgage Corp.(a)	0.110%	08/10/2012	08/10/2012	19,000,000	18,997,678
Federal Home Loan Mortgage Corp.(a)	0.140%	08/13/2012	08/13/2012	28,000,000	27,995,318
Federal Home Loan Mortgage Corp.(a)	0.145%	08/14/2012	08/14/2012	15,000,000	14,997,342
Federal Home Loan Mortgage Corp.(a)	0.110%	08/20/2012	08/20/2012	31,000,000	30,995,264
Federal Home Loan Mortgage Corp.(a)	0.140%	08/20/2012	08/20/2012	47,000,000	46,990,861
Federal Home Loan Mortgage Corp.(a)	0.155%	09/04/2012	09/04/2012	52,000,000	51,985,447
Federal Home Loan Mortgage Corp.(a)	0.145%	09/10/2012	09/10/2012	40,000,000	39,988,561
Federal Home Loan Mortgage Corp.(a)	0.140%	09/17/2012	09/17/2012	29,000,000	28,991,203
Federal Home Loan Mortgage Corp.(a)	0.165%	09/17/2012	09/17/2012	42,000,000	41,984,985

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Mortgage Corp.(a)	0.120%	09/24/2012	09/24/2012	$35,000,000	$34,990,083
Federal Home Loan Mortgage Corp.(a)	0.140%	09/24/2012	09/24/2012	20,000,000	19,993,389
Federal Home Loan Mortgage Corp.(a)	0.150%	10/01/2012	10/01/2012	60,000,000	59,977,000
Federal Home Loan Mortgage Corp.(a)	0.120%	10/04/2012	10/04/2012	35,000,000	34,988,917
Federal Home Loan Mortgage Corp.(a)	0.160%	10/09/2012	10/09/2012	95,000,000	94,957,778
Federal Home Loan Mortgage Corp.(a)	0.145%	10/29/2012	10/29/2012	55,000,000	54,973,417
Federal Home Loan Mortgage Corp.(a)	0.155%	11/05/2012	11/05/2012	106,000,000	105,942,039
Federal Home Loan Mortgage Corp.(a)	0.160%	11/05/2012	11/05/2012	59,000,000	58,966,698
Federal Home Loan Mortgage Corp.(a)	0.160%	11/19/2012	11/19/2012	25,000,000	24,984,333
Federal Home Loan Mortgage Corp.(a)	0.155%	11/26/2012	11/26/2012	100,000,000	99,936,278
Federal Home Loan Mortgage Corp.(a)	0.160%	12/24/2012	12/24/2012	50,895,000	50,855,189
Federal National Mortgage Assoc.(a)	0.110%	07/11/2012	07/11/2012	46,000,000	45,998,594
Federal National Mortgage Assoc.(a)	0.120%	07/11/2012	07/11/2012	18,000,000	17,999,400
Federal National Mortgage Assoc.(a)	0.085%	07/18/2012	07/18/2012	115,292,000	115,287,372
Federal National Mortgage Assoc.(a)	0.110%	07/18/2012	07/18/2012	24,000,000	23,998,753
Federal National Mortgage Assoc.(a)	0.125%	07/18/2012	07/18/2012	58,000,000	57,996,576
Federal National Mortgage Assoc.(a)	0.100%	07/25/2012	07/25/2012	125,000,000	124,991,667
Federal National Mortgage Assoc.(a)	0.130%	07/25/2012	07/25/2012	27,000,000	26,997,660
Federal National Mortgage Assoc.(a)	0.150%	07/25/2012	07/25/2012	24,000,000	23,997,600
Federal National Mortgage Assoc.(a)	0.120%	08/22/2012	08/22/2012	49,760,000	49,751,375
Federal National Mortgage Assoc.(a)	0.120%	08/27/2012	08/27/2012	88,000,000	87,983,280
Federal National Mortgage Assoc.(a)	0.130%	09/27/2012	09/27/2012	176,000,000	175,944,071
Federal National Mortgage Assoc.(a)	0.160%	10/03/2012	10/03/2012	50,000,000	49,979,111
Federal National Mortgage Assoc.(a)	0.130%	10/15/2012	10/15/2012	116,000,000	115,955,598
Federal National Mortgage Assoc.(a)	0.140%	10/15/2012	10/15/2012	199,000,000	198,917,968
Federal National Mortgage Assoc.(a)	0.160%	10/31/2012	10/31/2012	17,000,000	16,990,782
Federal National Mortgage Assoc.(a)	0.160%	11/07/2012	11/07/2012	17,000,000	16,990,253
Federal National Mortgage Assoc.(a)	0.160%	11/14/2012	11/14/2012	41,000,000	40,975,218

TOTAL GOVERNMENT AGENCY DEBT					3,848,783,480

TREASURY DEBT – 3.4%
U.S. Treasury Bill(a)	0.100%	07/26/2012	07/26/2012	45,000,000	44,996,875
U.S. Treasury Bill(a)	0.125%	08/16/2012	08/16/2012	50,000,000	49,992,014
U.S. Treasury Bill(a)	0.150%	09/20/2012	09/20/2012	37,000,000	36,987,512
U.S. Treasury Bill(a)	0.140%	11/23/2012	11/23/2012	25,000,000	24,985,903
U.S. Treasury Note(a)	0.157%	08/15/2012	08/15/2012	84,000,000	84,437,680

TOTAL TREASURY DEBT					241,399,984

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 17.7%
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by Federal Home Loan Mortgage Corporation, 2.000% due 08/25/2016 and Resolution Funding Strips, 0.000% due 01/15/2030 – 04/15/2030, valued at 204,000,873); expected proceeds $200,002,667	0.160%	07/02/2012	07/02/2012	$200,000,000	$200,000,000

Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by Federal Farm Credit Banks, 0.000% – 5.625% due
07/27/2012 – 02/13/2023, Federal Home Loan Banks, 0.000% – 5.800% due 07/05/2012 – 10/01/2027, Federal Home Loan Mortgage Corporations, 0.000% due 12/11/2025 – 03/15/2031, Federal National Mortgage Associations, 0.000% – 5.250% due 08/01/2012 – 11/15/2030, a Financing Corporation Strip, 0.000% due 04/06/2018, Resolution Funding Strips, 0.000% due 10/15/2016 – 04/15/2030, and Tennessee Valley Authorities, 3.875% – 6.250% due 03/15/2013 – 09/15/2060, valued at $204,000,728); expected proceeds $200,003,000

	0.180%	07/02/2012	07/02/2012	200,000,000	200,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 06/29/2012 (collateralized by a Residual Funding Corporation Strip, 8.625% due 01/15/2030, valued at $30,602,918); expected proceeds $30,000,400	0.160%	07/02/2012	07/02/2012	30,000,000	30,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by a Federal Home Loan Mortgage Corporation, 5.000% due 01/30/2014, valued at $18,360,583); expected proceeds $18,000,225	0.150%	07/02/2012	07/02/2012	18,000,000	18,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by a Federal Home Loan Bank, 2.875% due 06/12/2015, Federal Home Loan Mortgage Corporations, 0.000% – 6.750% due 07/03/2012 – 07/15/2032 and Federal National Mortgage Associations, 0.000% – 5.625% due 10/15/2012 – 07/15/2037, valued at $816,000,729); expected proceeds $800,016,000	0.240%	07/02/2012	07/02/2012	800,000,000	800,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					1,248,000,000

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – 12.0%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by a U.S. Treasury Strip, 5.500% due 08/15/2028, valued at $204,000,024); expected proceeds $200,002,500	0.150%	07/02/2012	07/02/2012	$200,000,000	$200,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 06/29/2012 (collateralized by a U.S. Treasury Note, 3.375% due 06/30/2013, valued at $102,001,095); expected proceeds $100,001,250	0.150%	07/02/2012	07/02/2012	100,000,000	100,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by U.S. Treasury Strips, 1.250% due 10/31/2015 – 04/30/2019, valued at $92,567,120); expected proceeds $90,753,059	0.140%	07/02/2012	07/02/2012	90,752,000	90,752,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/29/12 (collateralized by U.S. Treasury Strips, 0.875% – 1.250% due 03/15/2014 – 02/28/2017, valued at $78,540,180); expected proceeds $77,000,963	0.150%	07/02/2012	07/02/2012	77,000,000	77,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by a U.S. Treasury Strip, 0.375% due 06/15/2015, valued at $178,500,099); expected proceeds $175,002,333	0.160%	07/02/2012	07/02/2012	175,000,000	175,000,000
Agreement with UBS Securities, LLC and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by U.S. Treasury Strips, 0.625% – 2.500% due 07/31/2012 – 03/31/2015, valued at $204,000,053); expected proceeds $200,002,333	0.140%	07/02/2012	07/02/2012	200,000,000	200,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					842,752,000

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
OTHER REPURCHASE AGREEMENT — 11.3%
Agreement with Credit Agricole Corporate & Investment Bank and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by U.S. Cash and U.S. Treasury Strips, 0.750% – 4.000% due 05/15/2013 – 12/31/2018, valued at $811,643,750); expected proceeds $800,013,333	0.200%	07/02/2012	07/02/2012	$800,000,000	$800,000,000

TOTAL OTHER AGENCY REPURCHASE AGREEMENT					800,000,000

TOTAL INVESTMENTS(b) – 99.1%					6,980,935,464
Other Assets in Excess of Liabilities – 0.9%					63,709,941

NET ASSETS – 100.0%					$7,044,645,405

(a)	Rate represents annualized yield at date of purchase.

(b)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs. (Note 2)

See Notes to Financial Statements.

State Street Treasury Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2012
Treasury Debt	100.0%
Total	100.0%

Maturity Ladder*	June 30, 2012
Overnight (1 Day)	0.0%
2-30 Days	37.8
31-60 Days	31.2
61-90 Days	25.0
Over 90 Days	6.0
Total	100.0%
Average days to maturity	49
Weighted average life	49

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Treasury Money Market Portfolio

Portfolio of Investments

June 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate(a)	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT – 100.0%
U.S. Treasury Bill	0.040%	07/05/2012	07/05/2012	$261,445,000	$261,443,838
U.S. Treasury Bill	0.045%	07/05/2012	07/05/2012	133,000,000	132,999,335
U.S. Treasury Bill	0.060%	07/05/2012	07/05/2012	200,000,000	199,998,667
U.S. Treasury Bill	0.065%	07/05/2012	07/05/2012	100,000,000	99,999,278
U.S. Treasury Bill	0.070%	07/05/2012	07/05/2012	100,000,000	99,999,222
U.S. Treasury Bill	0.083%	07/05/2012	07/05/2012	600,000,000	599,994,500
U.S. Treasury Bill	0.100%	07/05/2012	07/05/2012	50,000,000	49,999,444
U.S. Treasury Bill	0.065%	07/12/2012	07/12/2012	100,000,000	99,998,014
U.S. Treasury Bill	0.070%	07/12/2012	07/12/2012	112,000,000	111,997,604
U.S. Treasury Bill	0.075%	07/12/2012	07/12/2012	100,000,000	99,997,708
U.S. Treasury Bill	0.080%	07/12/2012	07/12/2012	750,000,000	749,981,667
U.S. Treasury Bill	0.100%	07/12/2012	07/12/2012	50,000,000	49,998,472
U.S. Treasury Bill	0.035%	07/19/2012	07/19/2012	70,000,000	69,998,775
U.S. Treasury Bill	0.080%	07/19/2012	07/19/2012	600,000,000	599,976,000
U.S. Treasury Bill	0.082%	07/19/2012	07/19/2012	100,000,000	99,995,925
U.S. Treasury Bill	0.085%	07/19/2012	07/19/2012	75,000,000	74,996,812
U.S. Treasury Bill	0.100%	07/19/2012	07/19/2012	50,000,000	49,997,500
U.S. Treasury Bill	0.040%	07/26/2012	07/26/2012	70,000,000	69,998,055
U.S. Treasury Bill	0.080%	07/26/2012	07/26/2012	600,000,000	599,966,667
U.S. Treasury Bill	0.090%	07/26/2012	07/26/2012	75,000,000	74,995,312
U.S. Treasury Bill	0.100%	07/26/2012	07/26/2012	50,000,000	49,996,528
U.S. Treasury Bill	0.100%	08/02/2012	08/02/2012	475,000,000	474,957,778
U.S. Treasury Bill	0.112%	08/02/2012	08/02/2012	35,000,000	34,996,531
U.S. Treasury Bill	0.060%	08/09/2012	08/09/2012	50,000,000	49,996,750
U.S. Treasury Bill	0.090%	08/09/2012	08/09/2012	100,000,000	99,990,250
U.S. Treasury Bill	0.093%	08/09/2012	08/09/2012	500,000,000	499,949,896
U.S. Treasury Bill	0.100%	08/09/2012	08/09/2012	125,000,000	124,986,458
U.S. Treasury Bill	0.100%	08/09/2012	08/09/2012	50,000,000	49,994,583
U.S. Treasury Bill	0.115%	08/09/2012	08/09/2012	50,000,000	49,993,771
U.S. Treasury Bill	0.120%	08/09/2012	08/09/2012	25,000,000	24,996,750
U.S. Treasury Bill	0.095%	08/16/2012	08/16/2012	100,000,000	99,987,861
U.S. Treasury Bill	0.097%	08/16/2012	08/16/2012	150,000,000	149,981,408
U.S. Treasury Bill	0.098%	08/16/2012	08/16/2012	525,000,000	524,934,594
U.S. Treasury Bill	0.125%	08/16/2012	08/16/2012	50,000,000	49,992,014
U.S. Treasury Bill	0.088%	08/23/2012	08/23/2012	438,000,000	437,943,577
U.S. Treasury Bill	0.090%	08/23/2012	08/23/2012	162,000,000	161,978,535
U.S. Treasury Bill	0.125%	08/23/2012	08/23/2012	75,000,000	74,986,198
U.S. Treasury Bill	0.090%	08/30/2012	08/30/2012	236,000,000	235,964,600
U.S. Treasury Bill	0.093%	08/30/2012	08/30/2012	263,000,000	262,959,235
U.S. Treasury Bill	0.143%	08/30/2012	08/30/2012	100,000,000	99,976,250
U.S. Treasury Bill	0.075%	09/06/2012	09/06/2012	700,000,000	699,902,292

See Notes to Financial Statements.

State Street Treasury Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate(a)	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT – (continued)
U.S. Treasury Bill	0.080%	09/06/2012	09/06/2012	$32,561,000	$32,556,152
U.S. Treasury Bill	0.128%	09/06/2012	09/06/2012	75,000,000	74,982,203
U.S. Treasury Bill	0.088%	09/13/2012	09/13/2012	690,000,000	689,875,896
U.S. Treasury Bill	0.095%	09/13/2012	09/13/2012	30,420,000	30,414,060
U.S. Treasury Bill	0.150%	09/13/2012	09/13/2012	25,000,000	24,992,292
U.S. Treasury Bill	0.098%	09/20/2012	09/20/2012	600,000,000	599,868,375
U.S. Treasury Bill	0.150%	09/20/2012	09/20/2012	25,000,000	24,991,562
U.S. Treasury Bill	0.090%	09/27/2012	09/27/2012	605,000,000	604,866,900
U.S. Treasury Bill	0.148%	09/27/2012	09/27/2012	25,000,000	24,990,986
U.S. Treasury Bill	0.143%	10/04/2012	10/04/2012	50,000,000	49,981,198
U.S. Treasury Bill	0.150%	10/11/2012	10/11/2012	50,000,000	49,978,750
U.S. Treasury Bill	0.150%	11/01/2012	11/01/2012	75,000,000	74,961,563
U.S. Treasury Bill	0.151%	11/15/2012	11/15/2012	75,000,000	74,957,901
U.S. Treasury Bill	0.140%	11/23/2012	11/23/2012	125,000,000	124,929,514
U.S. Treasury Bill	0.143%	11/29/2012	11/29/2012	75,000,000	74,955,015
U.S. Treasury Bill	0.143%	12/13/2012	12/13/2012	75,000,000	74,951,016
U.S. Treasury Bill	0.148%	12/20/2012	12/20/2012	75,000,000	74,947,146
U.S. Treasury Bill	0.148%	12/27/2012	12/27/2012	75,000,000	74,944,995
TOTAL TREASURY DEBT					11,236,944,178

TOTAL INVESTMENTS(b) – 100.0%					11,236,944,178
Liabilities in Excess of Assets – (0.00)%					(636,022)

NET ASSETS – 100.0%					$11,236,308,156

(a)	Rate represents annualized yield at date of purchase.

(b)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs. (Note 2)

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2012
Treasury Debt	67.9%
Treasury Repurchase Agreements	32.1
Total	100.0%

Maturity Ladder*	June 30, 2012
Overnight (1 Day)	32.1%
2-30 Days	10.2
31-60 Days	22.6
61-90 Days	14.6
Over 90 Days	20.5
Total	100.0%
Average days to maturity	53
Weighted average life	53

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments

June 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT – 67.9%
U.S. Treasury Bill(a)	0.082%	07/05/2012	07/05/2012	$20,000,000	$19,999,817
U.S. Treasury Bill(a)	0.115%	07/05/2012	07/05/2012	30,000,000	29,999,617
U.S. Treasury Bill(a)	0.080%	07/12/2012	07/12/2012	25,000,000	24,999,389
U.S. Treasury Bill(a)	0.100%	07/12/2012	07/12/2012	30,000,000	29,999,083
U.S. Treasury Bill(a)	0.100%	07/19/2012	07/19/2012	20,000,000	19,999,000
U.S. Treasury Bill(a)	0.100%	07/26/2012	07/26/2012	30,000,000	29,997,917
U.S. Treasury Bill(a)	0.100%	08/02/2012	08/02/2012	25,000,000	24,997,778
U.S. Treasury Bill(a)	0.130%	08/02/2012	08/02/2012	30,000,000	29,996,533
U.S. Treasury Bill(a)	0.092%	08/09/2012	08/09/2012	50,000,000	49,994,990
U.S. Treasury Bill(a)	0.100%	08/09/2012	08/09/2012	15,000,000	14,998,375
U.S. Treasury Bill(a)	0.100%	08/09/2012	08/09/2012	20,000,000	19,997,833
U.S. Treasury Bill(a)	0.098%	08/16/2012	08/16/2012	50,000,000	49,993,771
U.S. Treasury Bill(a)	0.125%	08/16/2012	08/16/2012	25,000,000	24,996,007
U.S. Treasury Bill(a)	0.088%	08/23/2012	08/23/2012	36,000,000	35,995,362
U.S. Treasury Bill(a)	0.090%	08/23/2012	08/23/2012	14,000,000	13,998,145
U.S. Treasury Bill(a)	0.125%	08/23/2012	08/23/2012	45,000,000	44,991,719
U.S. Treasury Bill(a)	0.090%	08/30/2012	08/30/2012	12,000,000	11,998,200
U.S. Treasury Bill(a)	0.093%	08/30/2012	08/30/2012	13,000,000	12,997,985
U.S. Treasury Bill(a)	0.143%	08/30/2012	08/30/2012	40,000,000	39,990,500
U.S. Treasury Bill(a)	0.075%	09/06/2012	09/06/2012	30,000,000	29,995,812
U.S. Treasury Bill(a)	0.141%	09/13/2012	09/13/2012	25,000,000	24,992,754
U.S. Treasury Bill(a)	0.150%	09/13/2012	09/13/2012	25,000,000	24,992,292
U.S. Treasury Bill(a)	0.150%	09/20/2012	09/20/2012	25,000,000	24,991,563
U.S. Treasury Bill(a)	0.151%	09/20/2012	09/20/2012	25,000,000	24,991,506
U.S. Treasury Bill(a)	0.147%	09/27/2012	09/27/2012	25,000,000	24,990,986
U.S. Treasury Bill(a)	0.143%	10/04/2012	10/04/2012	25,000,000	24,990,599
U.S. Treasury Bill(a)	0.150%	10/11/2012	10/11/2012	25,000,000	24,989,375
U.S. Treasury Bill(a)	0.150%	11/01/2012	11/01/2012	50,000,000	49,974,375
U.S. Treasury Bill(a)	0.151%	11/15/2012	11/15/2012	25,000,000	24,985,967
U.S. Treasury Bill(a)	0.140%	11/23/2012	11/23/2012	75,000,000	74,957,708
U.S. Treasury Bill(a)	0.143%	11/29/2012	11/29/2012	25,000,000	24,985,005
U.S. Treasury Bill(a)	0.142%	12/13/2012	12/13/2012	35,000,000	34,977,141
U.S. Treasury Bill(a)	0.147%	12/20/2012	12/20/2012	25,000,000	24,982,382
U.S. Treasury Bill(a)	0.147%	12/27/2012	12/27/2012	25,000,000	24,981,665
U.S. Treasury Note(a)	0.157%	08/15/2012	08/15/2012	30,000,000	30,156,314

TOTAL TREASURY DEBT					1,024,877,465

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments — (continued)

June 30, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – 32.1%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by a U.S. Treasury Strip, 2.000% due 02/15/2022, valued at $127,500,071); expected proceeds $125,001,563	0.150%	07/02/2012	07/02/2012	$125,000,000	$125,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 06/29/2012 (collateralized by a U.S. Treasury Note, 1.250% due 02/15/2014, valued at $35,701,656); expected proceeds $35,000,438	0.150%	07/02/2012	07/02/2012	35,000,000	35,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by U.S. Treasury Strips, 0.875% – 4.250% due 08/15/2014 – 02/28/2017, valued at $187,933,047); expected proceeds $184,250,150	0.140%	07/02/2012	07/02/2012	184,248,000	184,248,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by a U.S. Treasury Strip, 2.125% due 08/15/2021, valued at $35,700,074); expected proceeds $35,000,438	0.150%	07/02/2012	07/02/2012	35,000,000	35,000,000
Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 06/29/12 (collateralized by a U.S. Treasury Strip, 0.000% due 12/13/2012, valued at $35,700,073); expected proceeds $35,000,467	0.160%	07/02/2012	07/02/2012	35,000,000	35,000,000
Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by a U.S. Treasury Strip, 6.250% due 08/15/2023, valued at $35,700,147); expected proceeds $35,000,438	0.150%	07/02/2012	07/02/2012	35,000,000	35,000,000
Agreement with UBS Securities, LLC and The Bank of New York Mellon (Tri-Party), dated 06/29/2012 (collateralized by a U.S. Treasury Strip, 1.500% due 12/31/2013, valued at $35,700,066); expected proceeds $35,000,408	0.140%	07/02/2012	07/02/2012	35,000,000	35,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					484,248,000

TOTAL INVESTMENTS(b) – 100.0%					1,509,125,465
Other Assets in Excess of Liabilities – 0.00%					365,238

NET ASSETS – 100.0%					$1,509,490,703

(a)	Rate represents annualized yield at date of purchase.

(b)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs. (Note 2)

See Notes to Financial Statements.

State Street Master Funds

Statements of Assets and Liabilities

June 30, 2012 (Unaudited)

	Money Market Portfolio	Tax Free Money Market Portfolio	U.S. Government Money Market Portfolio	Treasury Money Market Portfolio	Treasury Plus Money Market Portfolio
Assets
Investments at market value and amortized cost (Note 2)	$19,055,978,190	$332,724,481	$4,090,183,464	$11,236,944,178	$1,024,877,465
Repurchase Agreements, at market value and cost (Note 2)	6,283,000,000	–	2,890,752,000	–	484,248,000

Total Investments	25,338,978,190	332,724,481	6,980,935,464	11,236,944,178	1,509,125,465

Cash	–	–	62,619,964	615	929
Receivable for investment securities sold	–	19,130,395	–	–	–
Interest receivable	7,192,255	50,059	1,472,402	–	497,923
Prepaid expenses and other assets	–	–	–	2,308	–

Total assets	25,346,170,445	351,904,935	7,045,027,830	11,236,947,101	1,509,624,317

Liabilities
Due to custodian	19,606,985	–	–	–	–
Management fee (Note 3)	1,138,851	14,164	265,299	462,222	71,476
Administration and custody fees (Note 3)	325,293	3,703	75,759	136,904	20,385
Professional fees	24,497	24,497	24,498	24,498	24,497
Trustee’s fees (Note 4)	12,519	1,349	1,545	–	1,507
Accrued expenses and other liabilities	13,999	6,279	15,324	15,321	15,749

Total liabilities	21,122,144	49,992	382,425	638,945	133,614

Net Assets	$25,325,048,301	$351,854,943	$7,044,645,405	$11,236,308,156	$1,509,490,703

See Notes to Financial Statements.

State Street Master Funds

Statements of Operations

Six Months Ended June 30, 2012 (Unaudited)

	Money Market Portfolio	Tax Free Money Market Portfolio	U.S. Government Money Market Portfolio	Treasury Money Market Portfolio	Treasury Plus Money Market Portfolio
Investment Income
Interest	$43,973,058	$211,960	$3,533,404	$3,346,502	$902,898

Expenses
Management fees (Note 3)	6,732,478	91,690	1,477,968	2,804,906	401,403
Administration and custody fees (Note 3)	1,831,253	25,397	401,563	762,243	108,976
Trustees’ fees (Note 4)	104,123	22,523	37,462	48,809	25,776
Professional fees	32,403	32,404	32,404	32,404	32,405
Printing fees	2,213	1,107	1,106	1,107	1,107
Other expenses	68,185	22,878	37,414	36,150	33,856

Total net expenses	8,770,655	195,999	1,987,917	3,685,619	603,523

Net Investment Income (Loss)	$35,202,403	$15,961	$1,545,487	$(339,117)	$299,375

Realized Gain (Loss)
Net realized gain (loss) on investments	$61,253	$–	$–	$(12,954)	$187

Net Increase (Decrease) in Net Assets Resulting from Operations	$35,263,656	$15,961	$1,545,487	$(352,071)	$299,562

See Notes to Financial Statements.

State Street Master Funds

Statements of Changes in Net Assets

	Money Market Portfolio		Tax Free Money Market Portfolio
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets From
Operations:
Net investment income	$35,202,403	$54,401,616	$15,961	$137,876
Net realized gain on investments	61,253	35,236	–	–

Net increase in net assets from operations	35,263,656	54,436,852	15,961	137,876

Capital Transactions:
Contributions	28,462,606,323	54,609,201,296	626,686,429	760,832,017
Withdrawals	(25,953,008,023)	(58,387,277,456)	(606,041,900)	(835,103,832)

Net increase (decrease) in net assets from capital transactions	2,509,598,300	(3,778,076,160)	20,644,529	(74,271,815)

Net Increase (Decrease) in Net Assets	2,544,861,956	(3,723,639,308)	20,660,490	(74,133,939)
Net Assets
Beginning of period	22,780,186,345	26,503,825,653	331,194,453	405,328,392

End of period	$25,325,048,301	$22,780,186,345	$351,854,943	$331,194,453

See Notes to Financial Statements.

State Street Master Funds

Statements of Changes in Net Assets

	U.S. Government Money Market Portfolio		Treasury Money Market Portfolio
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets From
Operations:
Net investment income (loss)	$1,545,487	$2,277,288	$(339,117)	$(1,929,303)
Net realized gain (loss) on investments	–	1,676	(12,954)	41,510

Net increase (decrease) in net assets from operations	1,545,487	2,278,964	(352,071)	(1,887,793)

Capital Transactions:
Contributions	7,863,744,992	15,632,378,853	9,844,569,617	21,437,394,782
Withdrawals	(6,600,089,024)	(14,766,113,499)	(10,702,272,908)	(12,997,882,435)

Net increase (decrease) in net assets from capital transactions	1,263,655,968	866,265,354	(857,703,291)	8,439,512,347

Net Increase (Decrease) in Net Assets	1,265,201,455	868,544,318	(858,055,362)	8,437,624,554
Net Assets
Beginning of period	5,779,443,950	4,910,899,632	12,094,363,518	3,656,738,964

End of period	$7,044,645,405	$5,779,443,950	$11,236,308,156	$12,094,363,518

See Notes to Financial Statements.

State Street Master Funds

Statements of Changes in Net Assets

	Treasury Plus Money Market Portfolio
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Increase (Decrease) in Net Assets From
Operations:
Net investment income (loss)	$299,375	$(125,821)
Net realized gain on investments	187	319

Net increase (decrease) in net assets from operations	299,562	(125,502)

Capital Transactions:
Contributions	2,857,189,087	5,820,557,843
Withdrawals	(2,709,155,773)	(5,393,022,416)

Net increase in net assets from capital transactions	148,033,314	427,535,427

Net Increase in Net Assets	148,332,876	427,409,925
Net Assets
Beginning of period	1,361,157,827	933,747,902

End of period	$1,509,490,703	$1,361,157,827

See Notes to Financial Statements.

State Street Master Funds

Financial Highlights

			Ratios to Average Net Assets					Net Assets End of Period (000s Omitted)
Period Ended December 31,	Total Return(a)		Gross Operating Expenses	Net Operating Expenses		Net Investment Income (Loss)
Money Market Portfolio
2012*	0.13%		0.07%**	0.07	%**	0.26	%**	$25,325,048
2011	0.20%		0.07%	0.07%		0.20	%(b)	$22,780,186
2010	0.20%		0.12%	0.12%		0.20%		$26,503,826
2009	0.52%		0.12%	0.11	%(b)	0.46	%(b)	$15,488,081
2008	2.75%		0.12%	0.10%		2.79%		$8,605,905
2007	5.30%		0.12%	0.10%		5.14%		$6,918,263
Tax Free Money Market Portfolio
2012*	0.01%		0.11%**	0.11	%**	0.01	%**	$351,855
2011	0.04%		0.11%	0.11%		0.04	%(b)	$331,194
2010	0.13%		0.13%	0.13%		0.11%		$405,328
2009	0.49%		0.14%	0.13	%(b)	0.48	%(b)	$376,182
2008	2.35%		0.14%	0.10%		2.32%		$388,447
2007(c)	3.19%		0.17%**	0.10	%**	3.42	%**	$447,679
U.S. Government Money Market Portfolio
2012*	0.03%		0.07%**	0.07	%**	0.05	%**	$7,044,645
2011	0.04%		0.07%	0.07%		0.04	%(b)	$5,779,444
2010	0.07%		0.12%	0.12%		0.08%		$4,910,900
2009	0.25%		0.12%	0.12%		0.23%		$3,431,153
2008	2.19%		0.13%	0.13%		1.97%		$2,959,036
2007(d)	0.92%		0.14%**	0.14	%**	4.39	%**	$1,076,794
Treasury Money Market Portfolio
2012*	(0.00	)%(f)	0.07%**	0.07	%**	(0.01	)%**	$11,236,308
2011	(0.09)%		0.07%	0.07%		(0.03	)%(b)	$12,094,364
2010	0.01%		0.12%	0.12%		0.01%		$3,656,739
2009	0.02%		0.12%	0.12%		0.02%		$2,277,931
2008	1.28%		0.13%	0.13%		0.93%		$2,120,695
2007(e)	0.61%		0.19%**	0.19	%**	3.21	%**	$530,104
Treasury Plus Money Market Portfolio
2012*	0.02%		0.08%**	0.08	%**	0.04	%**	$1,509,491
2011	0.00	%(f)	0.08%	0.08%		(0.01	)%(b)	$1,361,158
2010	0.03%		0.12%	0.12%		0.03%		$933,748
2009	0.04%		0.13%	0.13%		0.03%		$800,637
2008	1.57%		0.13%	0.13%		1.07%		$953,170
2007(g)	0.75%		0.17%**	0.17	%**	3.95	%**	$463,190

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

(b)	Results reflect the effect of expense waivers. Without these waivers, net investment income would have been lower.

(c)	The Portfolio commenced operations on February 7, 2007.

(d)	The Portfolio commenced operations on October 17, 2007.

(e)	The Portfolio commenced operations on October 25, 2007.

(f)	Amount is less than 0.005%.

(g)	The Portfolio commenced operations on October 24, 2007.

*	For the six months ended June 30, 2012 (Unaudited).

**	Annualized.

See Notes to Financial Statements.

State Street Master Funds

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

The State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises ten investment portfolios: State Street Equity 500 Index Portfolio, State Street Equity 400 Index Portfolio, State Street Equity 2000 Index Portfolio, State Street Aggregate Bond Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street Limited Duration Bond Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. At June 30, 2012, the following Portfolios were operational: State Street Equity 500 Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. Information presented in these financial statements pertains only to State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio (the “Portfolios”). The Portfolios commenced operations as follows:

Portfolio Name	Commencement Date
State Street Money Market Portfolio	August 12, 2004
State Street Tax Free Money Market Portfolio	February 7, 2007
State Street U.S. Government Money Market Portfolio	October 17, 2007
State Street Treasury Money Market Portfolio	October 25, 2007
State Street Treasury Plus Money Market Portfolio	October 24, 2007

The Portfolios are authorized to issue an unlimited number of non-transferable beneficial interests.

State Street Master Funds

Notes to Financial Statements — (continued)

June 30, 2012 (Unaudited)

The Portfolios’ investment objectives are as follows:

Portfolio Name	Investment Objective
State Street Money Market Portfolio	To seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in U.S. dollar denominated money market securities.
State Street Tax Free Money Market Portfolio	To seek to maximize current income, exempt from federal income taxes, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value.
State Street U.S. Government Money Market Portfolio	To seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in U.S. government securities and in repurchase agreements collateralized by U.S. government securities.
State Street Treasury Money Market Portfolio	To seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value.
State Street Treasury Plus Money Market Portfolio	To seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in a portfolio consisting principally of U.S. Treasury securities and repurchase agreements collateralized by such securities.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Security valuation – As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

The Portfolios adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolios’ investments.

State Street Master Funds

Notes to Financial Statements — (continued)

June 30, 2012 (Unaudited)

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Portfolios’ assets carried at fair value:

			Investments in Securities
Valuation Inputs	State Street Money Market Portfolio	State Street Tax Free Money Market Portfolio	State Street U.S. Government Money Market Portfolio	State Street Treasury Money Market Portfolio	State Street Treasury Plus Money Market Portfolio
Level 1 – Quoted Prices	$–	$59,634,481	$–	$–	$–
Level 2 – Other Significant Observable Inputs	25,338,978,190	273,090,000	6,980,935,464	11,236,944,178	1,509,125,465
Level 3 – Significant Unobservable Inputs	–	–	–	–	–
Total Investments	$25,338,978,190	$332,724,481	$6,980,935,464	$11,236,944,178	$1,509,125,465

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolios’ investments by category.

As of the six months ended June 30, 2012, there were no transfers between levels.

Securities transactions, investment income and expenses – Securities transactions are recorded on a trade date basis. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Premium is amortized and discount is accreted using the straight line method. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolios are allocated pro rata among the partners in the Portfolios based on each partner’s daily ownership percentage.

Federal income taxes – The Portfolios are not required to pay federal income taxes on their net investment income and net capital gains because they are treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolios are deemed to have been “passed through” to the Portfolios’ partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolios. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

State Street Master Funds

Notes to Financial Statements — (continued)

June 30, 2012 (Unaudited)

The Portfolios have reviewed the tax positions for open years as of December 31, 2011, and determined they did not have a liability for any unrecognized tax expenses. The Portfolios recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of June 30, 2012, tax years 2008 through 2011 remain subject to examination by the Portfolios’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements – A repurchase agreement customarily obligates the seller at the time it sells securities to a Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolios’ transactions, is generally within seven days. The total amount received by a Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) a Portfolio will seek to dispose of such securities; this action could involve costs or delays. In addition, the proceeds of any such disposition may be less than the amount a Portfolio is owed under the repurchase agreement. A Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Expense allocation – Certain expenses are applicable to multiple Portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly.

Use of estimates – The Portfolios’ financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material.

Subsequent events – Management has determined that there are no subsequent events or transactions that would have materially impacted the Portfolios’ financial statements as presented.

3.	Related Party Fees

The Portfolios have entered into an investment advisory agreement with the Adviser. The Adviser directs the investments of the Portfolios in accordance with their investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, until January 31, 2011, each Portfolio paid the Adviser a management fee at an annual rate of 0.10% of the respective Portfolio’s average daily net assets. Effective February 1, 2011, the contractual management fee rate in each Fund’s and Portfolio’s investment advisory agreement was reduced from an annual rate of 0.10% to 0.05% of its average daily net assets. On February 1, 2011, the Adviser implemented a management fee waiver that had the effect of implementing this change as of that date.

State Street Master Funds

Notes to Financial Statements — (continued)

June 30, 2012 (Unaudited)

State Street is the administrator, custodian and transfer agent for the Portfolios. In compensation for State Street’s services as administrator, custodian and transfer agent beginning February 1, 2007, the Portfolios pay State Street an annual fee, which is accrued daily and payable monthly at the applicable fee rate described below, of the following annual percentages of the Trust’s average aggregate daily net assets, exclusive of the Equity 500 Index Portfolio, during the month as follows:

Asset Levels	Annual percentage of average aggregate daily net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

4.	Trustees’ Fees

The Trust pays each Trustee who is not an officer or employee of SSgA FM or State Street $5,000 for each meeting of the Board of Trustees and an additional $1,250 for each telephonic meeting attended. The Trust also pays each Trustee an annual retainer of $100,000. Each Trustee is reimbursed for out-of-pocket and travel expenses.

5.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements in unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

State Street Master Funds

General Information

June 30, 2012 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolios. A description of the policies and procedures is available without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31 without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Trustees

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

James E. Ross

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSITINVSAR

STATE STREET EQUITY 500 INDEX FUND

SEMI-ANNUAL REPORT

June 30, 2012

(Unaudited)

State Street Equity 500 Index Fund (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Fund (the “Fund”), you incur ongoing costs, which include costs for administrative services and distribution (12b-1) fees, among others, in addition to the Fund’s proportionate share of expenses of the State Street Equity 500 Index Portfolio. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2012 to June 30, 2012.

The table below illustrates your Fund’s costs in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the actual return of each class of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the indicated Class. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Class under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Class’ costs with those of other mutual funds. It assumes that the Class had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Class’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Class’ costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2012

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period *

Based on Actual Class Return

Administrative Shares	$1,000.00	$1,094.20	$1.28

Service Shares	$1,000.00	$1,093.33	$1.80

Class R Shares	$1,000.00	$1,091.34	$3.61

Based on Hypothetical (5% return before expenses)

Administrative Shares	$1,000.00	$1,023.65	$1.23

Service Shares	$1,000.00	$1,023.15	$1.74

Class R Shares	$1,000.00	$1,021.41	$3.49

*	The calculations are based on expenses incurred in the most recent fiscal period of each Class. The Administrative Shares, Service Shares and Class R Shares annualized average weighted expense ratios as of June 30, 2012 were 0.245%, 0.345% and 0.695%, respectively, which include each Class’ proportionate share of the expenses of the State Street Equity 500 Index Portfolio. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 182/366 (the most recent six month period).

1

State Street Equity 500 Index Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investment in State Street Equity 500 Index Portfolio, at market value (identified cost $222,077,321) (Note 1)	$277,755,893
Receivable for Fund shares sold	181,778

Total assets	277,937,671
Liabilities
Payable for Fund shares repurchased	186,553
Distribution fees payable (Note 3)	46,829
Administration fees payable (Note 3)	11,293

Total liabilities	244,675

Net Assets	$277,692,996

Net assets consist of:
Paid-in capital	$238,878,371
Undistributed net investment income	2,629,312
Accumulated net realized loss	(19,732,598)
Net unrealized appreciation on investments and futures	55,917,911

Net Assets	$277,692,996

Administrative Shares:
Net Assets	$173,909,857
Shares of beneficial interest outstanding	15,120,556

Offering, net asset value, and redemption price per share	$11.50

Service Shares:
Net Assets	$85,120,172
Shares of beneficial interest outstanding	7,411,610

Offering, net asset value, and redemption price per share	$11.48

Class R Shares:
Net Assets	$18,662,967
Shares of beneficial interest outstanding	1,627,388

Offering, net asset value, and redemption price per share	$11.47

See Notes to Financial Statements.

2

State Street Equity 500 Index Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Income and Expenses Allocated from Portfolio
Dividend income allocated from Portfolio (Note 2)	$2,915,242
Interest income allocated from Portfolio (Note 2)	3,775
Expenses allocated from Portfolio (Note 3)	(65,933)

2,853,084

Expenses
Distribution Fees (Note 3)
Administrative Shares	129,951
Service Shares	104,507
Class R Shares	53,655
Administration fees (Note 3)	68,687

356,800

Net Investment Income	$2,496,284

Realized and Unrealized Gain (Loss)
Net realized gain allocated from Portfolio on:
Investments	$6,333,521
Futures	278,324

6,611,845

Change in net unrealized appreciation (depreciation) allocated from Portfolio on:
Investments	14,427,863
Futures	143,712

14,571,575

Net realized and unrealized gain	21,183,420

Net Increase in Net Assets Resulting from Operations	$23,679,704

See Notes to Financial Statements.

3

State Street Equity 500 Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$2,496,284	$4,622,321
Net realized gain on investments and futures	6,611,845	9,465,928
Change in net unrealized appreciation (depreciation) on investments and futures	14,571,575	(9,360,519)

Net increase in net assets resulting from operations	23,679,704	4,727,730

Distributions to Shareholders from:
Net investment income
Administrative Shares	–	(2,971,152)
Service Shares	–	(1,348,015)
Class R Shares	–	(227,729)

Total distributions	–	(4,546,896)

Net Increase (Decrease) from Capital Share Transactions:
Administrative Shares
Shares sold	16,900,027	9,355,761
Reinvestment of distributions	–	2,971,152
Shares redeemed	(19,694,473)	(16,486,098)

Net decrease from capital share transactions	(2,794,446)	(4,159,185)

Service Shares
Shares sold	5,005,467	12,529,046
Reinvestment of distributions	–	1,348,015
Shares redeemed	(4,775,988)	(14,613,474)

Net increase (decrease) from capital share transactions	229,479	(736,413)

Class R Shares
Shares sold	2,211,187	4,886,829
Reinvestment of distributions	–	227,729
Shares redeemed	(1,408,900)	(2,571,193)

Net increase from capital share transactions	802,287	2,543,365

Net Increase (Decrease) in Net Assets	21,917,024	(2,171,399)
Net Assets
Beginning of period	255,775,972	257,947,371

End of period	$277,692,996	$255,775,972

Undistributed net investment income	$2,629,312	$133,028

Changes in Shares:
Administrative Shares
Shares sold	1,471,046	880,945
Reinvestment of distributions	–	284,321
Shares redeemed	(1,739,945)	(1,542,710)

Net decrease in shares	(268,899)	(377,444)

Service Shares
Shares sold	445,266	1,179,638
Reinvestment of distributions	–	129,120
Shares redeemed	(421,049)	(1,361,294)

Net increase (decrease) in shares	24,217	(52,536)

Class R Shares
Shares sold	195,749	456,830
Reinvestment of distributions	–	21,813
Shares redeemed	(125,684)	(239,825)

Net increase in shares	70,065	238,818

See Notes to Financial Statements.

4

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State Street Equity 500 Index Fund

Financial Highlights

Selected data for an Administrative Share of beneficial interest outstanding throughout each period is presented below:

	Six Months Ended 6/30/12 (Unaudited)		Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Per Share Operating Performance:(a)
Net Asset Value, Beginning of Period	$10.51		$10.52	$9.31	$7.50	$12.24	$11.83

Investment Operations:
Net investment income*	0.10		0.20	0.17	0.17	0.21	0.22
Net realized and unrealized gain (loss) on investments	0.89		(0.01)	1.21	1.80	(4.73)	0.41

Total from investment operations	0.99		0.19	1.38	1.97	(4.52)	0.63

Less Distributions From:
Net investment income	–		(0.20)	(0.17)	(0.16)	(0.22)	(0.22)

Net increase (decrease) in net assets	0.99		(0.01)	1.21	1.81	(4.74)	0.41

Net Asset Value, End of Period	$11.50		$10.51	$10.52	$9.31	$7.50	$12.24

Total Return(b)	9.42	%**	1.79%	14.81%	26.25%	(36.89)%	5.35%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$173,910		$161,813	$165,883	$142,739	$111,075	$192,718
Ratios to average net assets:(a)
Operating expenses	0.245	%***	0.245%	0.245%	0.245%	0.245%	0.245%
Net investment income	1.83	%***	1.83%	1.79%	2.08%	2.09%	1.76%
Portfolio turnover rate(c)	2	%**	15%	12%	19%	14%	12%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

*	Net investment income per share is calculated using the average shares method.

**	Not annualized.

***	Annualized.

See Notes to Financial Statements.

6

State Street Equity 500 Index Fund

Financial Highlights

Selected data for a Service Share of beneficial interest outstanding throughout each period is presented below:

	Six Months Ended 6/30/12 (Unaudited)		Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Per Share Operating Performance:(a)
Net Asset Value, Beginning of Period	$10.50		$10.51	$9.30	$7.49	$12.22	$11.82

Investment Operations:
Net investment income*	0.10		0.19	0.16	0.16	0.20	0.21
Net realized and unrealized gain (loss) on investments	0.88		(0.01)	1.21	1.80	(4.72)	0.40

Total from investment operations	0.98		0.18	1.37	1.96	(4.52)	0.61

Less Distributions From:
Net investment income	–		(0.19)	(0.16)	(0.15)	(0.21)	(0.21)

Net increase (decrease) in net assets	0.98		(0.01)	1.21	1.81	(4.73)	0.40

Net Asset Value, End of Period	$11.48		$10.50	$10.51	$9.30	$7.49	$12.22

Total Return(b)	9.33	%**	1.69%	14.71%	26.16%	(36.93)%	5.16%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$85,120		$77,600	$78,203	$66,171	$41,232	$70,965
Ratios to average net assets:(a)
Operating expenses	0.345	%***	0.345%	0.345%	0.345%	0.345%	0.345%
Net investment income	1.73	%***	1.74%	1.69%	1.96%	1.98%	1.67%
Portfolio turnover rate(c)	2	%**	15%	12%	19%	14%	12%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

*	Net investment income per share is calculated using the average shares method.

**	Not annualized.

***	Annualized.

See Notes to Financial Statements.

7

State Street Equity 500 Index Fund

Financial Highlights

Selected data for a Class R Share of beneficial interest outstanding throughout each period is presented below:

	Six Months Ended 6/30/12 (Unaudited)		Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Per Share Operating Performance:(a)
Net Asset Value, Beginning of Period	$10.51		$10.51	$9.30	$7.49	$12.23	$11.82

Investment Operations:
Net investment income*	0.08		0.15	0.13	0.13	0.17	0.16
Net realized and unrealized gain (loss) on investments	0.88		–	1.20	1.80	(4.72)	0.42

Total from investment operations	0.96		0.15	1.33	1.93	(4.55)	0.58

Less Distributions From:
Net investment income	–		(0.15)	(0.12)	(0.12)	(0.19)	(0.17)

Net increase (decrease) in net assets	0.96		0.00	1.21	1.81	(4.74)	0.41

Net Asset Value, End of Period	$11.47		$10.51	$10.51	$9.30	$7.49	$12.23

Total Return(b)	9.13	%**	1.42%	14.31%	25.72%	(37.20)%	4.88%
Ratios and Supplemental Data:
Net Assets, End of Period (000s)	$18,663		$16,363	$13,862	$9,740	$4,975	$5,914
Ratios to average net assets:(a)
Operating expenses	0.695	%***	0.695%	0.695%	0.695%	0.695%	0.695%
Net investment income	1.38	%***	1.40%	1.35%	1.60%	1.67%	1.33%
Portfolio turnover rate(c)	2	%**	15%	12%	19%	14%	12%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation to be reinvested at net asset value per share on the respective payment dates. Results represent past performance and are not indicative of future results.

(c)	Portfolio turnover rate is from the State Street Equity 500 Index Portfolio.

*	Net investment income per share is calculated using the average shares method.

**	Not annualized.

***	Annualized.

See Notes to Financial Statements.

8

State Street Equity 500 Index Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

State Street Institutional Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following series: State Street Equity 500 Index Fund, State Street Equity 400 Index Fund, State Street Equity 2000 Index Fund, State Street Aggregate Bond Index Fund, State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional Limited Duration Bond Fund, State Street Institutional Treasury Money Market Fund, State Street Institutional Treasury Plus Money Market Fund and State Street Institutional U.S. Government Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to State Street Equity 500 Index Fund (the “Fund”). The Fund is authorized to issue an unlimited number of shares, with no par value.

The Fund commenced operations on April 18, 2001. As of June 30, 2012, the following series of the Trust were operational: the Fund, State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional Treasury Money Market Fund, State Street Institutional Treasury Plus Money Market Fund and State Street U.S. Government Money Market Fund. The Fund offers Administrative Shares, Service Shares and Class R Shares. Administrative Shares commenced operations on April 18, 2001, Service Shares commenced operations on March 10, 2003 and Class R Shares commenced operations on June 7, 2005, all of which have the same rights and privileges, including the same voting rights.

The Fund invests all of its investable assets in interests of the State Street Equity 500 Index Portfolio (the “Portfolio”), a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of the Portfolio are substantially similar to those of the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (14.94% at June 30, 2012). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Security valuation – The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. The summary of the inputs used for the Portfolio, as of June 30, 2012, in valuing the Portfolio’s assets carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

9

State Street Equity 500 Index Fund

Notes to Financial Statements — (continued)

June 30, 2012 (Unaudited)

The Portfolio adopted provisions surrounding Disclosures about Derivatives and Hedging which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The disclosures as of June 30, 2012, are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.

Security transactions, investment income and expenses – Securities transactions are recorded on a trade date basis for financial statement purposes. Net investment income consists of the Fund’s pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized and unrealized gains and losses from security transactions consist of the Fund’s pro-rata share of the Portfolio’s realized and unrealized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost. Class specific distribution fees are borne by each class. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

Dividends and distributions – Dividends, if any, are declared and paid, at least annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Federal income taxes – The Fund intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so electing and qualifying, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

At December 31, 2011, the Fund had capital loss carry forwards in the amount of $17,134,732, which may be utilized to offset future net realized capital gains in the amounts and until the expiration dates noted below:

Expiration Year
2012	2013	2014	2015	2016	2017	2018
$0	$0	$0	$0	$3,831,386	$10,205,807	$3,097,539

During the year ended December 31, 2011, a capital loss carryover in the amount of $2,184,658 was utilized.

At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The Fund has reviewed the tax positions for open years as of December 31, 2011 and determined it did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2012, tax years 2008 through 2011 remain subject to examination by the fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

Expense allocation – Certain expenses are applicable to multiple Funds within the Trust. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly

10

State Street Equity 500 Index Fund

Notes to Financial Statements — (continued)

June 30, 2012 (Unaudited)

attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

Use of estimates – The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material.

Subsequent events – Management has determined that there are no subsequent events or transactions that would have materially impacted the Funds’ financial statements as presented.

3.	Related Party Fees and Transactions

The Fund has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”). In addition, the Portfolio has entered into an investment advisory agreement with SSgA FM under which SSgA FM directs the investment of the Portfolio in accordance with the Portfolio’s investment objective, policies and imitations. The Fund pays no advisory fee to SSgA FM as long as the Fund invests substantially all of its assets in the Portfolio or another investment company of the Adviser with essentially the same investment objectives and policies of the Fund. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Fund. In compensation for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary legal and audit expenses), State Street receives a fee at the annual rate of 0.05% of average daily net assets of the Fund. For the six months ended June 30, 2012, the Fund incurred fees of $68,687 for such services. The Portfolio pays State Street a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets in compensation for SSgA FM’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense). For the six months ended June 30, 2012, the Fund’s pro-rata share of these expenses amounted to $65,933.

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”). Under the Rule 12b-1 Plan, the Fund compensates financial intermediaries in connection with the distribution of Administrative, Service and Class R Shares and for services provided to the Fund’s shareholders. The Fund made payments under the Rule 12b-1 Plan at an annual rate of 0.15% of average daily net assets for Administrative Shares of the Fund, an annual rate of 0.25% of average daily net assets for Service Shares of the Fund and an annual rate of 0.60% of average daily net assets for Class R Shares of the Fund. For the six months ended June 30, 2012, the Fund’s Administrative Shares, Service Shares and Class R Shares incurred $129,951, $104,507, and $53,655 of expenses, respectively, pursuant to the Rule 12b-1 plan.

4.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

11

State Street Equity 500 Index Fund

General Information

June 30, 2012 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Fund. A description of the policies and procedures are available without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

12

[THIS PAGE INTENTIONALLY LEFT BLANK]

Trustees

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

James E. Ross

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

Distributor

State Street Global Markets LLC

State Street Financial Center

One Lincoln Street

Boston, MA 02111

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Equity 500 Index Fund

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

STATE STREET EQUITY 500 INDEX PORTFOLIO

SEMI-ANNUAL REPORT

June 30, 2012

(Unaudited)

State Street Equity 500 Index Portfolio (Unaudited)

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Portfolio (the “Portfolio”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2012 to June 30, 2012.

The table below illustrates your Portfolio’s costs in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the actual return of the Portfolio, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2012

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period *

Based on Actual Portfolio Return	$1,000.00	$1,094.90	$0.23

Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.64	$0.23

*	The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The annualized average weighted expense ratio as of June 30, 2012 was 0.045%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by 182/366 (the most recent six month period).

16

State Street Equity 500 Index Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	June 30, 2012
Common Stocks	98.2%
Money Market Funds	1.6
U.S. Government Securities	0.1
Other Assets in Excess of Liabilities	0.1
Total	100.0%

Top Five Sectors (excluding short-term investments)*	June 30, 2012
Information Technology	18.1%
Financials	14.9
Health Care	11.6
Consumer Discretionary	11.3
Consumer Staples	10.9
Total	66.8%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.

17

State Street Equity 500 Index Portfolio

Portfolio of Investments

June 30, 2012 (Unaudited)

	Shares	Market Value (000)
COMMON STOCKS – 98.2%
Consumer Discretionary – 11.3%
Abercrombie & Fitch Co. Class A	13,046	$445
Amazon.com, Inc.(a)	53,692	12,261
Apollo Group, Inc. Class A(a)	18,029	652
AutoNation, Inc.(a)	6,363	224
AutoZone, Inc.(a)	4,064	1,492
Bed Bath & Beyond, Inc.(a)	34,645	2,141
Best Buy Co., Inc.	42,119	883
Big Lots, Inc.(a)	9,227	376
BorgWarner, Inc.(a)	17,100	1,122
Cablevision Systems Corp.	35,600	473
CarMax, Inc.(a)	34,000	882
Carnival Corp.	66,350	2,274
CBS Corp. Class B	95,203	3,121
Chipotle Mexican Grill, Inc.(a)	4,700	1,786
Coach, Inc.	42,328	2,475
Comcast Corp. Class A	401,848	12,847
D.R. Horton, Inc.	40,376	742
Darden Restaurants, Inc.	18,088	916
DeVry, Inc.	10,400	322
Direct TV. Class A(a)	95,977	4,686
Discovery Communications, Inc. Class A(a)	37,100	2,003
Dollar Tree, Inc.(a)	34,600	1,861
eBay, Inc.(a)	171,103	7,188
Expedia, Inc.	14,357	690
Family Dollar Stores, Inc.	16,858	1,121
Ford Motor Co.	563,998	5,409
Fossil, Inc.(a)	7,800	597
GameStop Corp. Class A	19,500	358
Gannett Co., Inc.	33,574	495
Gap, Inc.	47,898	1,310
Genuine Parts Co.	23,809	1,434
Goodyear Tire & Rubber Co.(a)	34,957	413
H&R Block, Inc.	47,115	753
Harley-Davidson, Inc.	33,101	1,514
Harman International Industries, Inc.	9,721	385
Hasbro, Inc.	17,825	604
Home Depot, Inc.	227,512	12,056
Host Hotels & Resorts, Inc.	101,921	1,612
International Game Technology	47,919	755
Interpublic Group of Cos., Inc.	71,894	780
JC Penney Co., Inc.	21,810	508
Johnson Controls, Inc.	100,686	2,790
Kohl’s Corp.	36,633	1,666
Lennar Corp. Class A	25,931	802
Limited Brands, Inc.	35,867	1,525
Lowe’s Cos., Inc.	174,862	4,973
Macy’s, Inc.	59,723	2,051
Marriott International, Inc. Class A	40,450	1,586
Mattel, Inc.	50,676	1,644
McDonald’s Corp.	151,425	13,406
McGraw-Hill Cos., Inc.	40,666	1,830
NetFlix, Inc.(a)	8,000	548
Newell Rubbermaid, Inc.	42,693	774
News Corp. Class A	309,909	6,908
NIKE, Inc. Class B	53,852	4,727
Nordstrom, Inc.	24,133	1,199
O’Reilly Automotive, Inc.(a)	19,400	1,625
Omnicom Group, Inc.	41,641	$2,024
Priceline.com, Inc.(a)	7,390	4,911
PulteGroup, Inc.(a)	54,705	585
Ralph Lauren Corp.	9,815	1,375
Ross Stores, Inc.	34,500	2,155
Scripps Networks Interactive, Inc. Class A	13,135	747
Sears Holdings Corp.(a)	5,374	321
Snap-on, Inc.	9,212	573
Stanley Black & Decker, Inc.	25,407	1,635
Staples, Inc.	101,833	1,329
Starbucks Corp.	112,861	6,018
Starwood Hotels & Resorts Worldwide, Inc.	29,347	1,557
Target Corp.	97,116	5,651
Tiffany & Co.	19,880	1,053
Time Warner Cable, Inc.	46,871	3,848
Time Warner, Inc.	144,391	5,559
TJX Cos., Inc.	111,812	4,800
TripAdvisor, Inc.(a)	14,357	642
Urban Outfitters, Inc.(a)	18,300	505
V.F. Corp.	12,793	1,707
Viacom, Inc. Class B	77,222	3,631
Walt Disney Co.	264,545	12,830
Washington Post Co. Class B	660	247
Whirlpool Corp.	11,361	695
Wyndham Worldwide Corp.	22,699	1,197
Wynn Resorts, Ltd.	11,500	1,193
Yum! Brands, Inc.	67,892	4,374

		211,182

Consumer Staples – 10.9%
Altria Group, Inc.	301,599	10,420
Archer-Daniels-Midland Co.	98,724	2,914
Avon Products, Inc.	67,660	1,097
Beam, Inc.	23,345	1,459
Brown-Forman Corp. Class B	14,255	1,381
Campbell Soup Co.	26,665	890
Clorox Co.	18,643	1,351
Coca-Cola Co.	335,011	26,195
Coca-Cola Enterprises, Inc.	46,401	1,301
Colgate-Palmolive Co.	70,501	7,339
ConAgra Foods, Inc.	59,575	1,545
Constellation Brands, Inc. Class A(a)	23,026	623
Costco Wholesale Corp.	64,789	6,155
CVS Caremark Corp.	188,932	8,829
Dean Foods Co.(a)	23,558	401
Dr Pepper Snapple Group, Inc.	32,000	1,400
Estee Lauder Cos., Inc. Class A	33,704	1,824
General Mills, Inc.	95,264	3,671
H.J. Heinz Co.	48,169	2,619
Hormel Foods Corp.	21,200	645
Kellogg Co.	37,035	1,827
Kimberly-Clark Corp.	58,500	4,901
Kraft Foods, Inc. Class A	260,709	10,069
Kroger Co.	83,976	1,947
Lorillard, Inc.	19,461	2,568
McCormick & Co., Inc.	20,753	1,259
Molson Coors Brewing Co. Class B	22,062	918
Monster Beverage Corp.(a)	22,700	1,616

See Notes to Financial Statements.

18

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

June 30, 2012 (Unaudited)

	Shares	Market Value (000)
COMMON STOCKS – (continued)
Consumer Staples – (continued)
PepsiCo, Inc.	231,254	$16,340
Philip Morris International, Inc.	252,399	22,024
Procter & Gamble Co.	407,719	24,973
Reynolds American, Inc.	49,574	2,224
Safeway, Inc.	37,164	675
Sysco Corp.	85,409	2,546
The Hershey Co.	21,782	1,569
The J.M. Smucker Co.	16,460	1,243
Tyson Foods, Inc. Class A	44,235	833
Wal-Mart Stores, Inc.	256,502	17,883
Walgreen Co.	127,618	3,775
Whole Foods Market, Inc.	23,733	2,262

		203,511

Energy – 10.6%
Alpha Natural Resources, Inc.(a)	35,600	310
Anadarko Petroleum Corp.	73,726	4,881
Apache Corp.	57,225	5,029
Baker Hughes, Inc.	64,573	2,654
Cabot Oil & Gas Corp.	32,600	1,284
Cameron International Corp.(a)	36,000	1,538
Chesapeake Energy Corp.	97,082	1,806
Chevron Corp.(b)	292,746	30,885
ConocoPhillips	188,730	10,546
Consol Energy, Inc.	34,973	1,058
Denbury Resources, Inc.(a)	61,500	929
Devon Energy Corp.	59,651	3,459
Diamond Offshore Drilling, Inc.	10,200	603
EOG Resources, Inc.	39,917	3,597
EQT Corp.	23,300	1,250
ExxonMobil Corp.(b)	693,147	59,313
FMC Technologies, Inc.(a)	36,600	1,436
Halliburton Co.	138,234	3,924
Helmerich & Payne, Inc.	16,300	709
Hess Corp.	45,201	1,964
Kinder Morgan, Inc.	75,026	2,417
Marathon Oil Corp.	101,977	2,608
Marathon Petroleum Corp.	52,388	2,353
Murphy Oil Corp.	29,741	1,496
Nabors Industries, Ltd.(a)	42,504	612
National Oilwell Varco, Inc.	62,457	4,025
Newfield Exploration Co.(a)	20,600	604
Noble Corp.(a)	39,400	1,282
Noble Energy, Inc.	26,610	2,257
Occidental Petroleum Corp.	119,644	10,262
Peabody Energy Corp.	39,324	964
Phillips 66(a)	92,965	3,090
Pioneer Natural Resources Co.	18,100	1,597
QEP Resources, Inc.	27,068	811
Range Resources Corp.	23,400	1,448
Rowan Cos. PLC Class A(a)	19,620	634
Schlumberger, Ltd.	198,158	12,862
Southwestern Energy Co.(a)	50,800	1,622
Spectra Energy Corp.	97,598	2,836
Sunoco, Inc.	17,184	816
Tesoro Corp.(a)	20,765	518
Valero Energy Corp.	84,209	2,034
Williams Cos., Inc.	88,668	2,555
WPX Energy, Inc.(a)	30,856	$499

		197,377

Financials – 14.9%
ACE, Ltd.	50,500	3,744
AFLAC, Inc.	67,790	2,887
Allstate Corp.	72,806	2,555
American Express Co.	147,564	8,590
American International Group, Inc.(a)	96,333	3,091
American Tower Corp. REIT	58,200	4,069
Ameriprise Financial, Inc.	34,007	1,777
Aon PLC	48,947	2,290
Apartment Investment & Management Co. Class A	17,052	461
Assurant, Inc.	14,131	492
AvalonBay Communities, Inc.	13,898	1,966
Bank of America Corp.	1,599,671	13,085
Bank of New York Mellon Corp.	177,785	3,902
BB&T Corp.	105,170	3,245
Berkshire Hathaway, Inc. Class B(a)	260,103	21,674
BlackRock, Inc.	19,234	3,266
Boston Properties, Inc.	21,667	2,348
Capital One Financial Corp.	83,063	4,540
CBRE Group, Inc.(a)	49,575	811
Charles Schwab Corp.	158,493	2,049
Chubb Corp.	39,975	2,911
Cincinnati Financial Corp.	25,114	956
Citigroup, Inc.	436,520	11,965
CME Group, Inc.	10,091	2,706
Comerica, Inc.	28,944	889
DDR Corp. REIT	1,532	22
Discover Financial Services	76,705	2,653
E*Trade Financial Corp.(a)	35,531	286
Equity Residential	44,057	2,747
Federated Investors, Inc. Class B	14,870	325
Fifth Third Bancorp	133,016	1,782
First Horizon National Corp.	31,455	272
Franklin Resources, Inc.	21,480	2,384
Genworth Financial, Inc. Class A(a)	72,151	408
Goldman Sachs Group, Inc.	72,734	6,972
Hartford Financial Services Group, Inc.	62,497	1,102
HCP, Inc.	60,000	2,649
Health Care REIT, Inc.	31,500	1,836
Hudson City Bancorp, Inc.	76,692	489
Huntington Bancshares, Inc.	127,456	816
IntercontinentalExchange, Inc.(a)	11,180	1,520
Invesco, Ltd.	68,200	1,541
J.P. Morgan Chase & Co.	564,515	20,170
KeyCorp	132,775	1,028
Kimco Realty Corp.	62,669	1,193
Legg Mason, Inc.	18,042	476
Leucadia National Corp.	29,736	633
Lincoln National Corp.	42,592	932
Loews Corp.	45,931	1,879
M & T Bank Corp.	18,937	1,564
Marsh & McLennan Cos., Inc.	81,553	2,628
Mastercard, Inc. Class A	15,900	6,839
MetLife, Inc.	156,896	4,840
Moody’s Corp.	30,266	1,106
Morgan Stanley	228,230	3,330

See Notes to Financial Statements.

19

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

June 30, 2012 (Unaudited)

	Shares	Market Value (000)
COMMON STOCKS – (continued)
Financials – (continued)
NASDAQ OMX Group, Inc.	18,400	$417
Northern Trust Corp.	35,806	1,648
NYSE Euronext	40,200	1,028
Paychex, Inc.	46,338	1,456
People’s United Financial, Inc.	57,000	662
PNC Financial Services Group, Inc.	79,017	4,829
Principal Financial Group, Inc.	45,291	1,188
Progressive Corp.	92,901	1,935
ProLogis, Inc.	68,799	2,286
Prudential Financial, Inc.	69,239	3,353
Public Storage, Inc.	21,387	3,089
Regions Financial Corp.	201,489	1,360
Simon Property Group, Inc.	45,015	7,007
SLM Corp.	68,754	1,080
State Street Corp.(c)	71,725	3,202
SunTrust Banks, Inc.	77,618	1,881
T. Rowe Price Group, Inc.	38,275	2,410
Torchmark Corp.	14,931	755
Total System Services, Inc.	21,275	509
Travelers Cos., Inc.	58,204	3,716
U.S. Bancorp	279,252	8,981
Unum Group	41,829	800
Ventas, Inc.	42,400	2,676
Visa, Inc. Class A	73,300	9,062
Vornado Realty Trust	27,714	2,327
Wells Fargo & Co.	789,749	26,409
Western Union Co.	93,285	1,571
XL Group PLC	44,468	936
Zions Bancorp.	30,453	591

		277,855

Health Care – 11.6%
Abbott Laboratories	232,306	14,977
Aetna, Inc.	51,350	1,991
Alexion Pharmaceuticals, Inc.(a)	27,900	2,771
Allergan, Inc.	45,192	4,183
AmerisourceBergen Corp.	38,686	1,522
Amgen, Inc.	115,545	8,439
Baxter International, Inc.	80,661	4,287
Becton Dickinson and Co.	30,697	2,295
Biogen Idec, Inc.(a)	34,931	5,043
Boston Scientific Corp.(a)	219,034	1,242
Bristol-Myers Squibb Co.	248,616	8,938
C.R. Bard, Inc.	12,097	1,300
Cardinal Health, Inc.	50,757	2,132
CareFusion Corp.(a)	33,878	870
Celgene Corp.(a)	66,018	4,236
Cerner Corp.(a)	21,200	1,752
CIGNA Corp.	43,496	1,914
Coventry Health Care, Inc.	21,903	696
Covidien PLC	72,400	3,873
DaVita, Inc.(a)	14,600	1,434
Dentsply International, Inc.	20,800	786
Edwards Lifesciences Corp.(a)	17,800	1,839
Eli Lilly & Co.	152,275	6,534
Express Scripts Holding Co.(a)	119,214	6,656
Forest Laboratories, Inc.(a)	39,802	1,393
Gilead Sciences, Inc.(a)	113,499	5,820
Hospira, Inc.(a)	25,303	$885
Humana, Inc.	24,707	1,913
Intuitive Surgical, Inc.(a)	5,800	3,212
Johnson & Johnson	406,349	27,453
Laboratory Corp. of America Holdings(a)	14,322	1,326
Life Technologies Corp.(a)	27,887	1,255
McKesson Corp.	34,355	3,221
Mead Johnson Nutrition Co.	29,418	2,368
Medtronic, Inc.	153,878	5,960
Merck & Co., Inc.	452,870	18,907
Mylan, Inc.(a)	63,309	1,353
Patterson Cos., Inc.	12,894	444
Perrigo Co.	13,400	1,580
Pfizer, Inc.	1,108,511	25,496
Quest Diagnostics, Inc.	24,000	1,438
St. Jude Medical, Inc.	47,926	1,913
Stryker Corp.	49,289	2,716
Tenet Healthcare Corp.(a)	73,370	384
UnitedHealth Group, Inc.	152,996	8,950
Varian Medical Systems, Inc.(a)	16,160	982
Watson Pharmaceuticals, Inc.(a)	19,646	1,454
WellPoint, Inc.	49,138	3,135
Zimmer Holdings, Inc.	26,652	1,715

		214,983

Industrials – 10.4%
3M Co.	102,972	9,226
Amphenol Corp. Class A	24,600	1,351
Avery Dennison Corp.	15,388	421
Boeing Co.	110,888	8,239
Caterpillar, Inc.	96,779	8,218
CH Robinson Worldwide, Inc.	23,961	1,402
Cintas Corp.	17,588	679
Cooper Industries PLC	22,900	1,561
CSX Corp.	153,214	3,426
Cummins, Inc.	28,058	2,719
Danaher Corp.	84,672	4,410
Deere & Co.	59,237	4,791
Dover Corp.	28,195	1,512
Eaton Corp.	49,190	1,949
Emerson Electric Co.	109,448	5,098
Equifax, Inc.	17,983	838
Expeditors International Washington, Inc.	30,720	1,190
Fastenal Co.	43,400	1,750
FedEx Corp.	47,100	4,315
First Solar, Inc.(a)	8,070	122
Flir Systems, Inc.	23,500	458
Flowserve Corp.	8,400	964
Fluor Corp.	25,160	1,241
Fortune Brands Home & Security, Inc.(a)	1,145	26
General Dynamics Corp.	53,861	3,553
General Electric Co.	1,566,733	32,651
Goodrich Corp.	18,845	2,391
Honeywell International, Inc.	115,581	6,454
Illinois Tool Works, Inc.	69,871	3,696
Ingersoll-Rand PLC	43,200	1,822
Iron Mountain, Inc.	23,600	778

See Notes to Financial Statements.

20

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

June 30, 2012 (Unaudited)

	Shares	Market Value (000)
COMMON STOCKS – (continued)
Industrials – (continued)
Jacobs Engineering Group, Inc.(a)	20,400	$772
Joy Global, Inc.	15,000	851
L-3 Communications Holdings, Inc.	14,003	1,036
Leggett & Platt, Inc.	20,398	431
Lockheed Martin Corp.	38,852	3,383
Masco Corp.	57,123	792
Norfolk Southern Corp.	49,255	3,535
Northrop Grumman Corp.	37,911	2,418
PACCAR, Inc.	54,074	2,119
Pall Corp.	17,409	954
Parker Hannifin Corp.	22,703	1,745
Pitney Bowes, Inc.	29,727	445
Precision Castparts Corp.	21,407	3,521
Quanta Services, Inc.(a)	31,200	751
R.R. Donnelley & Sons Co.	29,609	349
Raytheon Co.	48,482	2,744
Republic Services, Inc.	45,703	1,209
Robert Half International, Inc.	18,840	538
Rockwell Automation, Inc.	20,505	1,355
Rockwell Collins, Inc.	22,531	1,112
Roper Industries, Inc.	15,000	1,479
Ryder System, Inc.	7,921	285
Southwest Airlines Co.	115,986	1,069
Stericycle, Inc.(a)	12,900	1,183
Textron, Inc.	40,939	1,018
Thermo Fisher Scientific, Inc.	53,924	2,799
Tyco International, Ltd.	68,400	3,615
Union Pacific Corp.	70,668	8,431
United Parcel Service, Inc. Class B	142,346	11,211
United Technologies Corp.	134,178	10,135
W.W. Grainger, Inc.	9,169	1,754
Waste Management, Inc.	69,639	2,326
Xylem, Inc.	28,692	722

		193,338

Information Technology – 18.1%
Accenture PLC Class A	97,000	5,829
Adobe Systems, Inc.(a)	74,357	2,407
Advanced Micro Devices, Inc.(a)	84,086	482
Agilent Technologies, Inc.	52,168	2,047
Akamai Technologies, Inc.(a)	27,324	868
Altera Corp.	46,954	1,589
Analog Devices, Inc.	44,869	1,690
AOL, Inc.(a)(d)	1	–
Apple, Inc.(a)	138,584	80,933
Applied Materials, Inc.	192,207	2,203
Autodesk, Inc.(a)	32,776	1,147
Automatic Data Processing, Inc.	72,417	4,031
BMC Software, Inc.(a)	23,221	991
Broadcom Corp. Class A(a)	71,559	2,419
CA, Inc.	52,999	1,436
Cisco Systems, Inc.	795,419	13,657
Citrix Systems, Inc.(a)	28,167	2,364
Cognizant Technology Solutions Corp. Class A(a)	45,884	2,753
Computer Sciences Corp.	23,144	574
Corning, Inc.	230,376	2,979
Dell, Inc.(a)	216,150	2,706
Dun & Bradstreet Corp.	7,100	$505
Electronic Arts, Inc.(a)	50,400	622
EMC Corp.(a)	302,084	7,742
F5 Networks, Inc.(a)	12,200	1,215
Fidelity National Information Services, Inc.	33,577	1,144
Fiserv, Inc.(a)	21,052	1,520
Google, Inc. Class A(a)	37,490	21,747
Harris Corp.	15,800	661
Hewlett-Packard Co.	290,416	5,840
Intel Corp.	743,456	19,813
International Business Machines Corp.	170,842	33,413
Intuit, Inc.	43,763	2,597
Jabil Circuit, Inc.	27,551	560
Juniper Networks, Inc.(a)	78,593	1,282
KLA-Tencor Corp.	25,205	1,241
Lam Research Corp.(a)	29,758	1,123
Lexmark International, Inc. Class A	10,042	267
Linear Technology Corp.	35,263	1,105
LSI Corp.(a)	89,162	568
Microchip Technology, Inc.	29,389	972
Micron Technology, Inc.(a)	147,162	929
Microsoft Corp.(b)	1,105,935	33,831
Molex, Inc.	19,805	474
Motorola Solutions, Inc.	43,652	2,100
NetApp, Inc.(a)	54,057	1,720
NVIDIA Corp.(a)	93,456	1,292
Oracle Corp.	573,762	17,041
PerkinElmer, Inc.	15,618	403
QUALCOMM, Inc.	254,811	14,188
Red Hat, Inc.(a)	27,500	1,553
SAIC, Inc.	42,900	520
Salesforce.com, Inc.(a)	20,100	2,779
SanDisk Corp.(a)	35,067	1,279
Seagate Technology PLC	56,100	1,387
Symantec Corp.(a)	110,863	1,620
TE Connectivity, Ltd.	64,000	2,042
Teradata Corp.(a)	24,120	1,737
Teradyne, Inc.(a)	28,149	396
Texas Instruments, Inc.	169,599	4,866
VeriSign, Inc.(a)	22,021	959
Waters Corp.(a)	13,765	1,094
Western Digital Corp.(a)	35,600	1,085
Xerox Corp.	191,401	1,506
Xilinx, Inc.	39,402	1,323
Yahoo!, Inc.(a)	182,919	2,896

		336,062

Materials – 3.5%
Air Products & Chemicals, Inc.	31,909	2,576
Airgas, Inc.	10,400	874
Alcoa, Inc.	155,249	1,358
Allegheny Technologies, Inc.	17,228	549
Ball Corp.	22,024	904
Bemis Co., Inc.	14,462	453
CF Industries Holdings, Inc.	9,850	1,908
Cliffs Natural Resources, Inc.	22,200	1,094
Dow Chemical Co.	175,728	5,535
E.I. du Pont de Nemours & Co.	137,012	6,929

See Notes to Financial Statements.

21

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

June 30, 2012 (Unaudited)

	Shares	Market Value (000)
COMMON STOCKS – (continued)
Materials – (continued)
Eastman Chemical Co.	20,708	$1,043
Ecolab, Inc.	42,866	2,938
FMC Corp.	21,400	1,145
Freeport-McMoRan Copper & Gold, Inc. Class B	141,104	4,807
International Flavors & Fragrances, Inc.	13,031	714
International Paper Co.	64,111	1,853
MeadWestvaco Corp.	26,720	768
Monsanto Co.	79,455	6,577
Mosaic Co.	43,800	2,399
Newmont Mining Corp.	72,206	3,503
Nucor Corp.	46,454	1,761
Owens-Illinois, Inc.(a)	24,000	460
Plum Creek Timber Co., Inc.	25,311	1,005
PPG Industries, Inc.	21,971	2,332
Praxair, Inc.	44,511	4,840
Sealed Air Corp.	28,792	445
Sherwin-Williams Co.	12,896	1,707
Sigma-Aldrich Corp.	17,234	1,274
Titanium Metals Corp.	10,800	122
United States Steel Corp.	21,478	442
Vulcan Materials Co.	18,961	753
Weyerhaeuser Co.	77,174	1,726

		64,794

Telecommunication Services – 3.2%
AT&T, Inc.	871,350	31,072
CenturyLink, Inc.	91,465	3,612
Crown Castle International Corp.(a)	37,300	2,188
Frontier Communications Corp.	147,244	564
JDS Uniphase Corp.(a)	32,523	358
MetroPCS Communications, Inc.(a)	41,500	251
Sprint Nextel Corp.(a)	426,865	1,392
Verizon Communications, Inc.	419,266	18,632
Windstream Corp.	87,813	848

		58,917

Utilities — 3.7%
AES Corp.(a)	93,395	1,198
AGL Resources, Inc.	18,100	701
Ameren Corp.	37,560	1,260
American Electric Power Co., Inc.	70,752	2,823
CenterPoint Energy, Inc.	66,311	1,371
CMS Energy Corp.	37,956	892
Consolidated Edison, Inc.	43,152	2,684
Dominion Resources, Inc.	84,562	4,566
DTE Energy Co.	24,384	1,447
Duke Energy Corp.	197,720	4,559
Edison International	47,819	2,209
Entergy Corp.	25,698	1,745
Exelon Corp.	127,443	4,794
FirstEnergy Corp.	62,922	3,095
Integrys Energy Group, Inc.	11,616	661
NextEra Energy, Inc.	62,621	4,309
NiSource, Inc.	41,982	1,039
Northeast Utilities	47,260	1,834
NRG Energy, Inc.(a)	36,700	637
Oneok, Inc.	32,200	$1,362
Pepco Holdings, Inc.	34,700	679
PG&E Corp.	61,726	2,794
Pinnacle West Capital Corp.	16,160	836
PPL Corp.	83,675	2,327
Progress Energy, Inc.	43,381	2,610
Public Service Enterprise Group, Inc.	74,324	2,416
SCANA Corp.	17,700	847
Sempra Energy	35,186	2,424
Southern Co.	129,843	6,012
TECO Energy, Inc.	34,951	631
Wisconsin Energy Corp.	35,200	1,393
Xcel Energy, Inc.	70,951	2,016

		68,171

TOTAL COMMON STOCKS (Cost $1,062,051)		1,826,190

	Par Amount
U.S. GOVERNMENT SECURITIES – 0.1%
U.S. Treasury Bill(b)(e)(f) 0.09% due 07/12/12	$400,000	400
U.S. Treasury Bill(b)(e)(f) 0.07% due 08/09/12	360,000	360
U.S. Treasury Bill(b)(e)(f) 0.08% due 09/06/12	1,465,000	1,465

TOTAL U.S. GOVERNMENT SECURITIES (Cost $2,225)		2,225

	Shares
MONEY MARKET FUND – 1.6%
State Street Institutional Liquid Reserves Fund 0.20%(c)(g)	28,891,243	28,891

TOTAL MONEY MARKET FUND (Cost $28,891)		28,891

TOTAL INVESTMENTS(h) – 99.9% (Cost $1,093,167)		1,857,306
Other Assets in Excess of Liabilities – 0.1%		1,875

NET ASSETS – 100.0%		$1,859,181

(a)	Non-income producing security.

(b)	All or part of this security has been designated as collateral for futures contracts.

(c)	Affiliated issuer. See table that follows for more information.

(d)	Amount is less than $1,000.

(e)	Rate represents annualized yield at date of purchase.

(f)

Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)

(g)	The rate shown is the annualized seven-day yield at period end.

See Notes to Financial Statements.

22

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

June 30, 2012 (Unaudited)

(h)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs. (Note 2)

PLC	= Public Limited Company

REIT	= Real Estate Investment Trust

	Number of Contracts	Notional Value (000)	Unrealized Appreciation (000)
Schedule of Futures Contracts S&P 500 Financial Futures Contracts (long) Expiration Date 09/2012	488	$31,893	$1,203

Total unrealized appreciation on open futures contracts purchased			$1,203

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending June 30, 2012 were as follows:

Security Description	Number of shares held at 12/31/11	Shares purchased for the six months ended 6/30/12	Shares sold for the six months ended 6/30/12	Number of shares held at 6/30/12	Value at 6/30/12 (000)	Income earned for the six months ended 6/30/12 (000)	Realized loss on shares sold (000)
State Street Corp.	79,225	–	7,500	71,725	$3,202	$35	$(13)

State Street Institutional Liquid Reserves	–	79,493,508	50,602,265	28,891,243	28,891	11	–

See Notes to Financial Statements.

23

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market value (identified cost $1,061,932)	$1,825,213
Investments in non-controlled affiliates at market value (identified cost $31,235) (Note 4)	32,093

Total investments at market value (identified cost $1,093,167)	1,857,306
Receivable for investment securities sold	1,602
Receivable for fund shares sold	62
Daily variation margin on futures contracts	830
Dividends and interest receivable	2,375

Total assets	1,862,175
Liabilities
Investment securities purchased	2,945
Management fees (Note 4)	49

Total liabilities	2,994

Net Assets	$1,859,181

See Notes to Financial Statements.

24

State Street Equity 500 Index Portfolio

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

(Amounts in thousands)

Investment Income
Interest	$26
Dividend income – unaffiliated issuers (net of foreign taxes withheld of $28)	19,797
Dividend income – non-controlled affiliated issuer	46

Total investment income	19,869

Expenses
Management fees (Note 4)	422

Total expenses	422

Net Investment Income	$19,447

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments – unaffiliated issuers	$43,150
Investments – non-controlled affiliated issuer	(13)
Futures contracts	1,888

45,025
Net change in net unrealized appreciation (depreciation) on:
Investments	101,594
Futures contracts	1,064

102,658

Net realized and unrealized gain	147,683

Net Increase in Net Assets Resulting from Operations	$167,130

See Notes to Financial Statements.

25

State Street Equity 500 Index Portfolio

Statements of Changes in Net Assets

(Amounts in thousands)

	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
Increase (Decrease) in Net Assets From Operations:
Net investment income	$19,447	$38,015
Net realized gain on investments and futures contracts	45,025	68,236
Net change in net unrealized appreciation (depreciation) on investments and futures contracts	102,658	(60,650)

Net increase in net assets from operations	167,130	45,601

Capital Transactions
Contributions	65,969	279,791
Withdrawals	(199,446)	(598,001)

Net decrease in net assets from capital transactions	(133,477)	(318,210)

Net Increase (Decrease) in Net Assets	33,653	(272,609)
Net Assets
Beginning of period	1,825,528	2,098,137

End of period	$1,859,181	$1,825,528

See Notes to Financial Statements.

26

State Street Equity 500 Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Six Months Ended 6/30/12 (Unaudited)		Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	1,859,181		1,825,528	2,098,137	1,893,386	1,522,208	2,422,377
Ratios to average net assets:
Operating expenses	0.045	%*	0.045%	0.045%	0.045%	0.045%	0.045%
Net investment income	2.07	%*	2.04%	1.99%	2.28%	2.30%	1.96%
Portfolio turnover rate(a)	2	%**	15%	12%	19%	14%	12%
Total return(b)	9.49	%**	2.03%	15.08%	26.50%	(37.02)%	5.49%

(a)	The portfolio turnover rate excludes in-kind security transactions.

(b)	Results represent past perfomance and are not indicative of future results.

*	Annualized.

**	Not annualized.

See Notes to Financial Statements.

27

State Street Equity 500 Index Portfolio

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.	Organization

State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises ten investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the “Portfolio”).

At June 30, 2012, the following Portfolios were operational: the Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500® Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500® Index. The S&P 500® Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation – The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In

28

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2012 (Unaudited)

accordance with these provisions, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2012, in valuing the Portfolio’s assets carried at fair value (amounts in thousands):

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments:
Common Stocks	$1,826,190	$–	$–	$1,826,190
U.S. Government Securities	–	2,225	–	2,225
Money Market Fund	28,891	–	–	28,891

Total Investments	1,855,081	2,225	–	1,857,306
Other Assets:
Futures contracts	1,203	–	–	1,203

Total Assets	$1,856,284	$2,225	$–	$1,858,509

The type of inputs used to value each security under the provisions surrounding fair value measurements and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

There were no material transfers between levels for the six months ended June 30, 2012. The transfers that did occur were the result of fair value pricing using significant observable inputs for Level 2 securities.

Securities transactions, investment income and expenses – Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transactions on the Statement of Operations.

29

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2012 (Unaudited)

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner’s daily ownership percentage.

Federal income taxes – The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of and during the year ended December 31, 2011, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2012, tax years 2008 through 2011 remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At June 30, 2012, the book cost of investments was $1,093,167,112 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $820,573,872 and $56,435,427 respectively, resulting in net appreciation of $764,138,445 for all securities.

Futures – The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Assets and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed, which is recorded on the Statement of Operations. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The

30

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2012 (Unaudited)

Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at June 30, 2012:

Asset	Derivatives(1) (amounts in thousands)

	Equity Contracts Risk	Total
Futures Contracts	$1,203	$1,203

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts. Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.

Transactions in derivative instruments during the six months ended June 30, 2012, were as follows:

Realized	Gain (Loss)(2) (amounts in thousands)

	Equity Contracts Risk	Total
Futures Contracts	$1,888	$1,888

Change	in Appreciation (Depreciation)(3) (amounts in thousands)

	Equity Contracts Risk	Total
Futures Contracts	$1,064	$1,064

(2)	Statement of Operations location: Net realized gain (loss) on: Futures contracts

(3)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on: Futures contracts

The average notional value of futures contracts outstanding during the period ended June 30, 2012, was $39,404,891.

Use of estimates – The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material.

Subsequent Events – Management has determined that there are no subsequent events or transactions that would have materially impacted the Portfolio’s financial statements as presented.

3.	Securities Transactions

For the six months ended June 30, 2012, purchases and sales of investment securities, excluding short-term investments, futures contracts, and contributions in-kind and fair value of withdrawals, aggregated to $33,906,713 and $123,700,231, respectively.

31

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

June 30, 2012 (Unaudited)

4. Related Party Fees and Transactions

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corporation, the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at June 30, 2012 is listed in the Portfolio of Investments.

5.	Trustees’ Fees

The Trust pays each Trustee who is not an officer or employee of SSgA FM or State Street $5,000 for each meeting of the Board of Trustees and an additional $1,250 for each telephonic meeting attended. The Trust also pays each Trustee an annual retainer of $100,000. Each Trustee is reimbursed for out-of-pocket and travel expenses.

6.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

32

State Street Equity 500 Index Portfolio

General Information

June 30, 2012 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

33

Trustees

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

James E. Ross

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Equity 500 Index Portfolio
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no material change to the manner in which shareholders may recommend nominees to the Registrant’s Board of Trustees or the Nominating Committee. The Registrant does not have formal procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. While the Registrant does not have formal procedures, the Registrant’s Nominating Committee will consider nominees to the Board of Trustees recommended by the shareholders. Recommendations should be submitted to the Nominating Committee in care of the Secretary of the Trust.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules

13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s second fiscal quarter of the period covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits.

(a)(2) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the 1940 Act, as amended.

(b) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(b) under the 1940 Act, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT):	State Street Institutional Investment Trust

By:	/s/ James E. Ross
James E. Ross
President

Date:	September 5, 2012

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer

Date:	September 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
President
(Principal Executive Officer)

Date:	September 5, 2012

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer
(Principal Financial Officer)

Date:	September 5, 2012